OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

CMG Ultra Short Term Bond Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 50.9%

Automotive 3.7%
American Honda Finance Corp. (a)(b)
Senior Unsecured
06/18/14	0.635%	$10,000,000	$10,003,982
American Honda Finance Corp. (b)
Senior Unsecured
10/07/16	0.730%	7,000,000	7,055,846
Daimler Finance North America LLC (a)(b)
01/09/15	0.829%	8,000,000	8,019,961
Ford Motor Credit Co. LLC Senior Unsecured
01/15/15	3.875%	5,000,000	5,115,280
PACCAR Financial Corp. Senior Unsecured
06/05/15	1.050%	4,000,000	4,026,416
Toyota Motor Credit Corp.
Senior Unsecured
07/17/15	0.875%	10,000,000	10,042,610
Toyota Motor Credit Corp. (b)
Senior Unsecured
01/23/15	0.396%	5,000,000	5,005,820
Volkswagen International Finance NV (a)(b)
11/18/16	0.676%	15,000,000	14,996,236
Total			64,266,151
Banking 13.5%
American Express Co. Senior Unsecured
05/20/14	7.250%	5,000,000	5,017,259
American Express Credit Corp. Senior Unsecured (b)
07/29/16	0.737%	10,000,000	10,063,000
Australia and New Zealand Banking Group Ltd. (a)(b)
Senior Unsecured
05/07/15	0.423%	7,500,000	7,510,728
01/10/17	0.607%	10,000,000	10,008,174
Bank of America Corp.
Senior Unsecured
05/15/14	7.375%	7,500,000	7,519,885
01/11/16	1.250%	5,000,000	5,029,300
Bank of Montreal Senior Unsecured (b)
07/15/16	0.746%	12,500,000	12,582,950
Bank of New York Mellon Corp. (The) Senior Unsecured (b)
10/23/15	0.456%	15,000,000	15,042,330
Bank of Nova Scotia
Senior Unsecured
10/09/15	0.750%	5,000,000	5,015,035
Bank of Nova Scotia (b)
01/14/15	0.477%	3,000,000	3,005,820
Bear Stearns Companies LLC (The) Senior Unsecured
11/15/14	5.700%	5,000,000	5,139,985

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
Capital One Financial Corp.
07/15/16	3.150%	$2,500,000	$2,614,225
Senior Unsecured
06/01/15	5.500%	10,000,000	10,497,600
Citigroup, Inc.
Senior Unsecured
08/12/14	6.375%	7,721,000	7,843,586
08/07/15	2.250%	5,000,000	5,092,370
Commonwealth Bank of Australia Senior Unsecured (a)
10/15/14	3.750%	5,000,000	5,075,000
Goldman Sachs Group, Inc. (The) Senior Unsecured (b)
03/22/16	0.684%	10,000,000	9,987,700
JPMorgan Chase & Co. Senior Unsecured (b)
04/23/15	0.676%	10,000,000	10,028,190
Morgan Stanley Senior Unsecured
01/26/15	4.100%	11,500,000	11,787,166
National Bank of Canada
Bank Guaranteed
06/26/15	1.500%	5,000,000	5,054,300
National Bank of Canada (b)
11/06/15	0.363%	10,000,000	9,996,944
PNC Funding Corp.
Bank Guaranteed
05/19/14	3.000%	5,000,000	5,006,374
02/08/15	3.625%	10,000,000	10,249,400
Royal Bank of Canada Senior Unsecured (b)
12/16/15	0.453%	15,000,000	15,017,145
Toronto-Dominion Bank (The) (b)
Senior Unsecured
11/06/15	0.423%	10,000,000	10,014,990
09/09/16	0.695%	7,500,000	7,538,708
U.S. Bancorp Senior Unsecured
07/27/15	2.450%	5,000,000	5,122,087
US Bank NA Subordinated Notes (b)
10/14/14	0.507%	3,500,000	3,503,861
Wachovia Corp. Subordinated Notes
08/01/14	5.250%	5,000,000	5,057,490
Wells Fargo Bank NA Senior Unsecured
07/20/15	0.750%	10,000,000	10,033,900
Total			235,455,502

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery 1.0%
Caterpillar Financial Services Corp.
Senior Unsecured
05/29/15	1.100%	$3,000,000	$3,025,056
Caterpillar Financial Services Corp. (b)
Senior Unsecured
02/26/16	0.474%	4,990,000	5,000,095
John Deere Capital Corp.
12/15/16	1.050%	10,000,000	10,054,570
Total			18,079,721
Electric 2.0%
Duke Energy Indiana, Inc. 1st Mortgage (b)
07/11/16	0.578%	3,500,000	3,504,844
Duke Energy Progress, Inc. 1st Mortgage (b)
03/06/17	0.435%	5,000,000	5,002,880
NSTAR Electric Co. Senior Unsecured (b)
05/17/16	0.476%	6,975,000	6,965,235
National Rural Utilities Cooperative Finance Corp. Senior Unsecured (b)
11/23/16	0.536%	10,000,000	10,015,230
NextEra Energy Capital Holdings, Inc.
06/01/14	1.611%	3,765,000	3,768,725
Southern Co. (The) Senior Unsecured
09/15/15	2.375%	5,331,000	5,459,189
Total			34,716,103
Food and Beverage 3.2%
Anheuser-Busch InBev Finance, Inc.
01/27/17	1.125%	10,000,000	10,067,610
Anheuser-Busch InBev Finance, Inc. (b)
01/27/17	0.418%	5,000,000	5,001,525
Campbell Soup Co. Senior Unsecured (b)
08/01/14	0.525%	9,000,000	9,003,870
ConAgra Foods, Inc. Senior Unsecured
01/25/16	1.300%	2,000,000	2,016,438
General Mills, Inc.
Senior Unsecured
05/16/14	1.550%	1,375,000	1,375,688
General Mills, Inc. (b)
Senior Unsecured
05/16/14	0.586%	4,000,000	4,000,659
01/29/16	0.527%	2,625,000	2,628,171
PepsiCo, Inc.
08/13/15	0.700%	7,000,000	7,016,107
PepsiCo, Inc. (b)
Senior Notes
02/26/16	0.444%	3,275,000	3,278,609

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)
SABMiller Holdings, Inc. (a)
01/15/15	1.850%	$11,970,000	$12,074,474
Total			56,463,151
Gas Distributors 0.4%
Sempra Energy Senior Unsecured
06/01/16	6.500%	6,640,000	7,362,658

Gas Pipelines 1.9%
Dominion Gas Holdings LLC Senior Unsecured (a)
11/01/16	1.050%	10,000,000	9,961,310
Enterprise Products Operating LLC
03/01/15	5.000%	3,435,000	3,562,573
Kinder Morgan Energy Partners LP Senior Unsecured
11/15/14	5.125%	5,000,000	5,117,195
TransCanada PipeLines Ltd. Senior Unsecured
03/02/15	0.875%	3,650,000	3,663,479
Williams Partners LP Senior Unsecured
02/15/15	3.800%	9,840,000	10,077,902
Total			32,382,459
Health Care 1.0%
Express Scripts Holding Co.
11/21/14	2.750%	8,000,000	8,100,592
McKesson Corp.
Senior Unsecured
03/10/17	1.292%	5,000,000	5,005,345
McKesson Corp. (b)
Senior Unsecured
09/10/15	0.635%	5,000,000	5,006,110
Total			18,112,047
Healthcare Insurance 1.3%
UnitedHealth Group, Inc.
Senior Unsecured
08/15/14	5.000%	7,500,000	7,595,243
UnitedHealth Group, Inc. (b)
Senior Unsecured
08/28/14	0.358%	5,000,000	5,000,585
WellPoint, Inc.
Senior Unsecured
12/15/14	5.000%	4,605,000	4,735,639
09/10/15	1.250%	5,000,000	5,040,280
Total			22,371,747
Independent Energy 1.2%
Canadian Natural Resources Ltd.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)
Senior Unsecured
11/14/14	1.450%	$6,231,000	$6,265,807
Canadian Natural Resources Ltd. (b)
Senior Unsecured
03/30/16	0.609%	5,000,000	5,006,225
Devon Energy Corp. Senior Unsecured (b)
12/15/15	0.683%	10,000,000	10,025,840
Total			21,297,872
Integrated Energy 1.6%
BP Capital Markets PLC
03/10/15	3.875%	5,065,000	5,218,946
03/11/16	3.200%	7,500,000	7,851,337
Shell International Finance BV
11/15/16	0.900%	7,500,000	7,527,303
Total Capital International SA
01/10/17	1.000%	7,500,000	7,531,028
Total			28,128,614
Life Insurance 2.6%
Genworth Financial, Inc.
06/15/14	5.750%	4,543,000	4,570,390
Metropolitan Life Global Funding I (a)(b)
Secured
07/15/16	0.756%	7,500,000	7,548,120
04/10/17	0.607%	7,500,000	7,500,051
New York Life Global Funding (a)(b)
Secured
06/18/14	0.355%	3,000,000	3,000,258
10/05/15	0.260%	10,000,000	10,002,131
Principal Life Global Funding II Senior Secured (a)(b)
07/09/14	0.854%	5,000,000	5,005,512
Prudential Financial, Inc. Senior Unsecured
09/17/15	4.750%	7,000,000	7,385,049
Total			45,011,511
Media Cable 1.5%
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	10,000,000	10,384,550
NBC Universal Media LLC
04/30/15	3.650%	10,000,000	10,321,720
NBCUniversal Enterprise, Inc. (a)(b)
04/15/16	0.763%	5,625,000	5,641,252
Total			26,347,522
Media Non-Cable 0.1%
Thomson Reuters Corp. Senior Unsecured
05/23/16	0.875%	1,405,000	1,403,533

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals 0.7%
Rio Tinto Finance USA PLC
03/20/15	1.125%	$7,500,000	$7,539,945
06/17/16	1.375%	5,000,000	5,054,070
Total			12,594,015
Non-Captive Diversified 1.2%
General Electric Capital Corp.
Senior Unsecured
01/08/16	1.000%	10,000,000	10,066,840
General Electric Capital Corp. (b)
Senior Unsecured
01/14/16	0.457%	10,000,000	10,008,710
Total			20,075,550
Oil Field Services 0.4%
Halliburton Co. Senior Unsecured
08/01/16	1.000%	7,500,000	7,549,290

Pharmaceuticals 1.7%
AbbVie, Inc. Senior Unsecured
11/06/15	1.200%	7,000,000	7,057,666
GlaxoSmithKline Capital, Inc.
03/18/16	0.700%	10,000,000	10,022,600
Johnson & Johnson Senior Unsecured
11/28/16	0.700%	7,500,000	7,513,657
Sanofi Senior Unsecured
09/30/14	1.200%	5,000,000	5,019,370
Total			29,613,293
Property & Casualty 2.6%
Allstate Corp. (The) Senior Unsecured
05/16/14	6.200%	6,775,000	6,791,308
Berkshire Hathaway Finance Corp. (b)
01/10/17	0.377%	10,000,000	10,000,070
Berkshire Hathaway, Inc. Senior Unsecured (b)
08/15/14	0.936%	10,000,000	10,020,130
Hartford Financial Services Group, Inc. (The) Senior Unsecured
03/30/15	4.000%	4,000,000	4,122,080
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	2,815,000	3,025,033

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Property & Casualty (continued)
Travelers Companies, Inc. (The) Senior Unsecured
06/20/16	6.250%	$10,000,000	$11,146,340
Total			45,104,961
Railroads 0.4%
Canadian National Railway Co. Senior Unsecured (b)
11/06/15	0.423%	6,820,000	6,822,046

REITs 1.7%
Boston Properties LP
04/15/15	5.625%	7,100,000	7,438,954
Kimco Realty Corp. Senior Unsecured
06/01/14	4.820%	12,125,000	12,162,827
Simon Property Group LP Senior Unsecured
06/15/15	5.100%	10,000,000	10,505,710
Total			30,107,491
Retailers 0.9%
CVS Caremark Corp. Senior Unsecured
12/05/16	1.200%	5,000,000	5,029,485
Target Corp. Senior Unsecured
07/18/14	1.125%	3,950,000	3,955,325
Wal-Mart Stores, Inc. Senior Unsecured
04/21/17	1.000%	7,500,000	7,503,592
Total			16,488,402
Supranational 1.2%
Inter-American Development Bank Senior Unsecured (b)
02/11/16	0.191%	20,000,000	19,984,060

Technology 2.3%
Apple, Inc.
Senior Unsecured
05/03/16	0.450%	5,000,000	4,992,250
Apple, Inc. (c)
Senior Unsecured
05/05/17	1.050%	7,500,000	7,510,057
Cisco Systems, Inc.
Senior Unsecured
03/03/17	1.100%	5,000,000	5,013,400
Cisco Systems, Inc. (b)
Senior Unsecured
03/03/17	0.516%	5,000,000	5,019,705

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)
Hewlett-Packard Co. Senior Unsecured (b)
05/30/14	0.633%	$10,000,000	$10,002,223
International Business Machines Corp. Senior Unsecured
05/06/16	0.450%	5,000,000	4,983,280
Xerox Corp. Senior Unsecured (b)
05/16/14	1.056%	3,000,000	3,000,618
Total			40,521,533
Transportation Services 0.3%
ERAC U.S.A. Finance LLC (a)
05/01/15	5.600%	5,000,000	5,233,465

Wirelines 2.5%
AT&T, Inc.
Senior Unsecured
02/13/15	0.875%	5,000,000	5,017,245
AT&T, Inc. (b)
Senior Unsecured
02/12/16	0.619%	10,625,000	10,654,155
BellSouth Corp. Senior Unsecured
09/15/14	5.200%	4,700,000	4,780,798
Telefonica Emisiones SAU
01/15/15	4.949%	11,352,000	11,669,822
Verizon Communications, Inc.
Senior Unsecured
11/02/15	0.700%	6,500,000	6,511,151
Verizon Communications, Inc. (b)
Senior Unsecured
09/15/16	1.763%	5,000,000	5,145,455
Total			43,778,626
Total Corporate Bonds & Notes (Cost: $887,036,035)			$889,271,323

Residential Mortgage-Backed Securities - Agency 0.2%
Federal Home Loan Mortgage Corp. (b)(d)
02/01/36	2.380%	247,428	263,558
Federal National Mortgage Association (b)(d)
03/01/34	2.755%	152,064	159,023
Federal National Mortgage Association (d)
CMO Series 2011-18 Class EM
06/25/37	4.000%	1,921,252	1,972,717
Total Residential Mortgage-Backed Securities - Agency (Cost: $2,382,460)			$2,395,298

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 0.2%

Credit Suisse Mortgage Capital Certificates (a)(b)(d)
CMO Series 2010-15R Class 5A6
11/26/35	0.512%	$514,026	$513,826
CMO Series 2010-1R Class 21A1
01/27/36	2.616%	361,679	359,613
JPMorgan Resecuritization Trust CMO Series 2010-1 Class 1A1 (a)(d)
02/26/37	6.000%	450,854	456,833
RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5 (a)(b)(d)
05/26/47	0.282%	1,471,562	1,460,374
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $2,786,625)			$2,790,646

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association Series 2010-141 Class A (d)
08/16/31	1.864%	1,398,891	1,404,395
Total Commercial Mortgage-Backed Securities - Agency (Cost: $1,417,034)			$1,404,395

Commercial Mortgage-Backed Securities - Non-Agency 11.1%

Banc of America Merrill Lynch Commercial Mortgage, Inc. (b)(d)
Series 2004-3 Class A5
06/10/39	5.507%	3,205,571	3,203,606
Series 2005-1 Class A5
11/10/42	5.443%	5,853,000	5,994,373
Series 2005-4 Class A5B
07/10/45	4.997%	9,100,000	9,532,177
Bear Stearns Commercial Mortgage Securities Trust (b)(d)
Series 2004-PWR5 Class A5
07/11/42	4.978%	6,749,066	6,798,584
Series 2004-T16 Class A6
02/13/46	4.750%	10,355,569	10,486,619
Series 2005-T18 Class A4
02/13/42	4.933%	8,739,615	8,961,977
Bear Stearns Commercial Mortgage Securities Trust (d)
Series 2005-PWR8 Class A4
06/11/41	4.674%	9,467,796	9,772,839
Commercial Mortgage Trust Series 2004-LB3A Class A5 (b)(d)
07/10/37	5.618%	671,939	671,534
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C5 Class A4 (d)
11/15/37	4.829%	4,118,184	4,168,232
DBRR Trust Series 2012-EZ1 Class A (a)(d)
09/25/45	0.946%	553,501	554,425

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

GS Mortgage Securities Corp. II (b)(d)
Series 2004-GG2 Class A6
08/10/38	5.396%	$2,649,092	$2,651,555
GS Mortgage Securities Corp. II (d)
Series 2005-GG4 Class A4A
07/10/39	4.751%	15,429,368	15,829,312
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class A4 (b)(d)
08/10/42	4.799%	13,205,000	13,394,096
JPMorgan Chase Commercial Mortgage Securities Trust (b)(d)
Series 2005-CB11 Class A4
08/12/37	5.335%	17,787,987	18,284,894
JPMorgan Chase Commercial Mortgage Securities Trust (d)
Series 2005-CB12 Class A4
09/12/37	4.895%	9,520,000	9,848,450
LB-UBS Commercial Mortgage Trust (b)(d)
Series 2004-C6 Class A6
08/15/29	5.020%	2,711,870	2,725,546
Series 2005-C7 Class A4
11/15/30	5.197%	7,935,000	8,242,664
LB-UBS Commercial Mortgage Trust (d)
Series 2004-C1 Class A4
01/15/31	4.568%	1,318,162	1,346,431
Series 2005-C3 Class A5
07/15/30	4.739%	13,851,721	14,233,128
Merrill Lynch Mortgage Trust (b)(d)
Series 2004-BPC1 Class A5
10/12/41	4.855%	6,903,583	6,955,553
Series 2005-CKI1 Class A6
11/12/37	5.457%	12,393,841	12,995,178
VFC LLC Series 2013-1 Class A (a)(d)
03/20/26	3.130%	1,038,247	1,050,087
Wachovia Bank Commercial Mortgage Trust (b)(d)
Series 2004-C14 Class A4
08/15/41	5.088%	4,433,297	4,455,451
Series 2005-C17 Class A4
03/15/42	5.083%	14,696,575	15,020,972
Series 2006-C24 Class A1A
03/15/45	5.557%	6,400,670	6,879,408
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $199,374,148)			$194,057,091

Asset-Backed Securities - Non-Agency 18.4%

ARI Fleet Lease Trust (a)
Series 2013-A Class A2
12/15/15	0.700%	6,012,261	6,011,006
Series 2014-A Class A2
11/15/22	0.810%	3,825,000	3,824,904
Ally Auto Receivables Trust Series 2013-1 Class A2
10/15/15	0.460%	3,967,425	3,968,764
Ally Master Owner Trust
Series 2011-4 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

09/15/16	1.540%	$5,110,000	$5,130,297
Ally Master Owner Trust (b)
Series 2013-1 Class A1
02/15/18	0.602%	7,500,000	7,514,060
Series 2013-3 Class A
09/15/18	0.672%	5,000,000	5,016,882
AmeriCredit Automobile Receivables Trust Series 2013-2 Class A2
11/08/16	0.530%	5,861,783	5,863,749
American Credit Acceptance Receivables Trust (a)
Series 2013-1 Class A
04/16/18	1.450%	2,548,151	2,559,044
Series 2013-2 Class A
02/15/17	1.320%	2,900,917	2,906,582
Series 2014-1 Class A
03/12/18	1.140%	3,328,115	3,329,085
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	593,992	594,429
CNH Equipment Trust Series 2014-A Class A2
06/15/17	0.490%	5,000,000	5,000,180
Cabela’s Master Credit Card Trust Series 2010-1A Class A2 (a)(b)
01/16/18	1.602%	7,530,000	7,594,464
Capital Auto Receivables Asset Trust/Ally Series 2013-1 Class A1
03/20/15	0.470%	3,070,159	3,070,271
Chesapeake Funding LLC (a)(b)
Series 2012-1A Class A
11/07/23	0.903%	3,007,982	3,019,172
Series 2014-1A Class A
03/07/26	0.573%	8,500,000	8,500,527
DT Auto Owner Trust Series 2014-1A Class A (a)
07/17/17	0.660%	4,818,220	4,814,957
Enterprise Fleet Financing LLC Series 2014-1 Class A2 (a)
09/20/19	0.870%	6,000,000	6,000,247
Ford Credit Auto Lease Trust Series 2013-A Class A2
05/15/15	0.460%	4,321,862	4,322,865
Ford Credit Auto Owner Trust
Series 2012-D Class A2
09/15/15	0.400%	455,948	456,049
Series 2014-A Class A2
11/15/16	0.480%	8,000,000	8,003,353
Ford Credit Floorplan Master Owner Trust (a)
Series 2010-3 Class A1
02/15/17	4.200%	15,225,000	15,673,970
Ford Credit Floorplan Master Owner Trust (b)
Series 2013-5 Class A2
09/15/18	0.622%	8,000,000	8,030,927

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

GE Capital Credit Card Master Note Trust Series 2012-4 Class A (b)
06/15/18	0.452%	$5,000,000	$5,000,000
GE Equipment Midticket LLC Series 2013-1 Class A2
03/22/16	0.640%	3,000,000	3,004,154
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (a)
08/24/16	0.590%	5,000,000	5,000,000
GE Equipment Transportation LLC
Series 2013-1 Class A2
11/24/15	0.500%	3,503,034	3,504,322
Series 2013-2 Class A2
06/24/16	0.610%	6,250,000	6,258,910
GreatAmerica Leasing Receivables Funding LLC (a)
Series 2013-1 Class A2
05/15/15	0.610%	4,045,390	4,048,700
Series 2014-1 Class A2
05/15/16	0.610%	9,500,000	9,500,545
Hertz Fleet Lease Funding LP Series 2014-1 Class A (a)(b)
04/10/28	0.572%	8,000,000	8,000,000
Honda Auto Receivables Owner Trust
Series 2012-4 Class A2
04/20/15	0.400%	1,737,461	1,737,541
Series 2013-3 Class A3
01/15/16	0.540%	11,723,679	11,734,098
Hyundai Auto Lease Securitization Trust Series 2013-A Class A2 (a)
09/15/15	0.510%	6,487,817	6,490,720
Hyundai Auto Receivables Trust Series 2013-B Class A2
03/15/16	0.530%	12,004,117	12,014,276
John Deere Owner Trust Series 2013-A Class A2
09/15/15	0.410%	2,913,877	2,914,053
M&T Bank Auto Receivables Trust Series 2013-1A Class A2 (a)
02/16/16	0.660%	6,500,000	6,502,613
MMAF Equipment Finance LLC Series 2013-AA Class A2 (a)
05/09/16	0.690%	7,600,000	7,605,749
Mercedes-Benz Master Owner Trust Series 2012-BA Class A (a)(b)
11/15/16	0.422%	6,015,000	6,017,290
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (a)
11/20/16	1.697%	2,942,814	2,942,814
Navitas Equipment Receivables LLC Series 2013-1 Class A (a)
11/15/16	1.950%	2,966,151	2,967,572
Nissan Auto Lease Trust Series 2013-B Class A2A
01/15/16	0.570%	10,000,000	10,008,293

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Prestige Auto Receivables Trust (a)
Series 2013-1A Class A2
02/15/18	1.090%	$3,376,887	$3,383,287
Series 2014-1A Class A2
03/15/18	0.970%	2,125,000	2,123,106
SLM Private Education Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.152%	1,157,295	1,163,713
Series 2011-B Class A1
12/16/24	1.002%	2,461,676	2,471,065
Series 2012-B Class A1
12/15/21	1.252%	853,936	858,055
Series 2013-A Class A1
08/15/22	0.752%	3,432,985	3,436,431
SLM Student Loan Trust (b)
Series 2006-1 Class A4
07/25/19	0.319%	11,769,976	11,740,775
Series 2012-6 Class A1
02/27/17	0.312%	489,178	489,164
Series 2012-7 Class A1
02/27/17	0.312%	3,192,661	3,192,330
Series 2013-1 Class A1
02/27/17	0.302%	3,645,215	3,644,683
SMART Trust
Series 2012-4US Class A2A
06/14/15	0.670%	2,749,792	2,750,707
Series 2013-1US Class A2A
05/14/15	0.580%	2,850,324	2,850,875
SMART Trust (b)
Series 2012-4US Class A3B
03/14/17	0.703%	4,000,000	4,011,110
Santander Drive Auto Receivables Trust
Series 2013-2 Class A2
03/15/16	0.470%	1,435,023	1,435,094
Series 2013-4 Class A2
09/15/16	0.890%	3,065,237	3,069,056
Series 2014-1 Class A2A
06/15/17	0.660%	10,000,000	10,006,643
Silverleaf Finance VII LLC Series 2010-A Class A (a)
07/15/22	5.360%	579,715	600,515
Utah State Board of Regents Series 2011-1 Class A1 (b)
05/01/23	0.725%	1,128,165	1,129,858
Volkswagen Auto Lease Trust Series 2013-A Class A2A
12/21/15	0.630%	5,850,428	5,859,575
Volvo Financial Equipment LLC (a)
Series 2013-1A Class A2
11/16/15	0.530%	7,095,209	7,097,162
Series 2014-1A Class A2
11/15/16	0.540%	6,000,000	6,000,283

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

World Omni Master Owner Trust Series 2013-1 Class A (a)(b)
02/15/18	0.502%	$8,070,000	$8,083,103
Total Asset-Backed Securities - Non-Agency (Cost: $321,775,669)			$321,854,024

U.S. Treasury Obligations 7.6%

U.S. Treasury
10/31/14	0.250%	10,000,000	10,009,380
01/31/15	0.250%	30,000,000	30,038,670
03/15/15	0.375%	27,000,000	27,065,394
04/30/15	0.125%	15,000,000	15,004,095
05/31/15	0.250%	10,000,000	10,014,063
03/31/16	0.375%	24,500,000	24,496,172
06/15/16	0.500%	15,000,000	15,008,203
Total U.S. Treasury Obligations (Cost: $131,349,853)			$131,635,977

U.S. Government & Agency Obligations 7.5%

Federal Farm Credit Banks (b)
03/24/15	0.240%	15,000,000	15,015,150
10/26/15	0.182%	20,000,000	20,015,540
10/26/15	0.202%	35,000,000	35,037,520
02/24/16	0.202%	35,000,000	35,041,160
Federal National Mortgage Association
10/26/15	1.625%	10,000,000	10,206,980
Federal National Mortgage Association (b)
01/20/15	0.162%	10,000,000	10,004,470
08/26/16	0.172%	6,000,000	6,001,944
Total U.S. Government & Agency Obligations (Cost: $131,164,429)			$131,322,764

Foreign Government Obligations 0.6%

CANADA 0.6%
Province of Nova Scotia Senior Unsecured
07/21/15	2.375%	10,000,000	10,231,500
Total Foreign Government Obligations (Cost: $10,226,806)			$10,231,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.9%

California 0.2%
University of California Revenue Bonds Taxable Series 2011Y-1 (b)
07/01/41	0.651%	$5,000,000	$5,010,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

Florida 0.3%
Citizens Property Insurance Corp. Revenue Bonds Personal & Commercial Lines Series 2012 (b)
06/01/15	1.350%	$5,000,000	$5,046,350

Louisiana 0.1%
City of Baton Rouge/Parish of East Baton Rouge Refunding Revenue Bonds Taxable Series 2012
01/15/15	1.239%	1,000,000	1,005,490

New Jersey 0.3%
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2004A
06/15/14	5.000%	5,000,000	5,030,127
Total Municipal Bonds (Cost: $16,024,563)			$16,092,067

	Shares	Value

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 0.092% (e)(f)	35,504,703	$35,504,703
Total Money Market Funds (Cost: $35,504,703)		$35,504,703
Total Investments
(Cost: $1,739,042,325) (g)		$1,736,559,788(h)
Other Assets & Liabilities, Net		9,539,547
Net Assets		$1,746,099,335

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $284,502,493 or 16.29% of net assets.

(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	44,972,196	758,227,618	(767,695,111)	35,504,703	66,117	35,504,703

(g)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $1,739,042,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,238,000
Unrealized Depreciation	(5,720,000)
Net Unrealized Depreciation	$(2,482,000)

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	889,271,323	—	889,271,323
Residential Mortgage-Backed Securities - Agency	—	2,395,298	—	2,395,298
Residential Mortgage-Backed Securities - Non-Agency	—	2,790,646	—	2,790,646
Commercial Mortgage-Backed Securities - Agency	—	1,404,395	—	1,404,395
Commercial Mortgage-Backed Securities - Non-Agency	—	194,057,091	—	194,057,091
Asset-Backed Securities - Non-Agency	—	318,911,210	2,942,814	321,854,024
U.S. Treasury Obligations	131,635,977	—	—	131,635,977
U.S. Government & Agency Obligations	—	131,322,764	—	131,322,764
Foreign Government Obligations	—	10,231,500	—	10,231,500
Municipal Bonds	—	16,092,067	—	16,092,067
Total Bonds	131,635,977	1,566,476,294	2,942,814	1,701,055,085
Mutual Funds
Money Market Funds	35,504,703	—	—	35,504,703
Total Mutual Funds	35,504,703	—	—	35,504,703
Total	167,140,680	1,566,476,294	2,942,814	1,736,559,788

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset-backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
554,425	—	—	554,425

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Inflation-Linked Bond Plus Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) 91.1%

FRANCE 9.5%
France Government Bond OAT
07/25/19	1.300%	EUR	$69,153	$104,478
07/25/23	2.100%	EUR	219,188	354,470
Total				458,948

GERMANY 3.4%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	68,502	100,446
04/15/30	0.500%	EUR	45,090	63,793
Total				164,239

ITALY 11.1%
Italy Buoni Poliennali Del Tesoro
09/15/19	2.350%	EUR	181,125	271,301
Senior Unsecured
09/15/23	2.600%	EUR	177,746	264,856
Total				536,157

NEW ZEALAND 2.1%
New Zealand Government Bond Senior Unsecured
09/20/25	2.000%	NZD	127,490	103,450

SWEDEN 2.0%
Sweden Inflation-Linked Bond
06/01/25	1.000%	SEK	621,929	98,952

UNITED KINGDOM 22.1%
United Kingdom Gilt Inflation Linked
11/22/19	0.125%	GBP	86,476	155,997
03/22/44	0.125%	GBP	167,738	295,898
United Kingdom Gilt Inflation-Linked
07/17/24	2.500%	GBP	87,532	190,456
03/22/34	0.750%	GBP	120,382	235,332
03/22/62	0.375%	GBP	75,437	156,185
Senior Unsecured
03/22/29	0.125%	GBP	21,409	37,315
Total				1,071,183

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)

UNITED STATES 40.9%
U.S. Treasury Inflation-Indexed Bond
04/15/15	0.500%		$216,676	$220,688
04/15/16	0.125%		239,323	246,167
04/15/17	0.125%		144,715	149,249
01/15/21	1.125%		118,060	126,213
01/15/24	0.625%		110,684	112,319
01/15/25	2.375%		43,594	51,907
01/15/26	2.000%		242,496	280,046
01/15/28	1.750%		156,897	176,741
04/15/28	3.625%		58,064	80,115
01/15/29	2.500%		125,756	155,309
04/15/32	3.375%		19,841	27,957
02/15/40	2.125%		179,231	220,496
02/15/44	1.375%		125,924	132,859
Total				1,980,066
Total Inflation-Indexed Bonds (Cost: $4,330,224)				$4,412,995

Foreign Government Obligations(a) 3.0%

UNITED KINGDOM 3.0%
United Kingdom Gilt
09/07/34	4.500%	GBP	73,000	144,470
Total Foreign Government Obligations (Cost: $144,364)				$144,470

			Shares	Value

Money Market Funds 5.3%

Columbia Short-Term Cash Fund, 0.092% (b)(c)			259,242	$259,242
Total Money Market Funds (Cost: $259,242)				$259,242

Total Investments
(Cost: $4,733,830) (d)				$4,816,707(e)
Other Assets & Liabilities, Net				30,898
Net Assets				$4,847,605

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at April 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse Securities (USA) L.L.C.	05/14/14	867,000	1,186,994	—	(15,803)
		EUR	USD
Credit Suisse Securities (USA) L.L.C.	05/20/14	712,000	1,191,757	—	(10,207)
		GBP	USD
Credit Suisse Securities (USA) L.L.C.	05/20/14	150,000	129,761	622	—
		NZD	USD
Credit Suisse Securities (USA) L.L.C.	05/20/14	640,000	97,596	—	(799)
		SEK	USD
Credit Suisse Securities (USA) L.L.C.	05/20/14	28,174	30,000	—	(340)
		USD	AUD
Total				622	(27,149)

Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, cash totaling $6,975 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	(4)	USD	(477,813)	06/2014	—	(155)
US 10YR NOTE	3	USD	373,266	06/2014	2,836	—
US LONG BOND	(3)	USD	(404,812)	06/2014	—	(8,037)
Total					2,836	(8,192)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	5,153,220	(4,913,978)	259,242	52	259,242

(d)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $4,734,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$87,000
Unrealized Depreciation	(4,000)
Net Unrealized Appreciation	$83,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Inflation-Indexed Bonds	—	4,412,995	—	4,412,995
Foreign Government Obligations	—	144,470	—	144,470
Total Bonds	—	4,557,465	—	4,557,465
Mutual Funds
Money Market Funds	259,242	—	—	259,242
Total Mutual Funds	259,242	—	—	259,242
Investments in Securities	259,242	4,557,465	—	4,816,707
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	622	—	622
Futures Contracts	2,836	—	—	2,836
Liabilities
Forward Foreign Currency Exchange Contracts	—	(27,149)	—	(27,149)
Futures Contracts	(8,192)	—	—	(8,192)
Total	253,886	4,530,938	—	4,784,824

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Growth Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%

CONSUMER DISCRETIONARY 16.3%
Auto Components 0.6%
Delphi Automotive PLC	287,400	$19,209,816
Hotels, Restaurants & Leisure 2.4%
Starwood Hotels & Resorts Worldwide, Inc.	916,200	70,226,730
Internet & Catalog Retail 2.7%
Amazon.com, Inc. (a)	165,585	50,359,366
Priceline Group, Inc. (The) (a)	26,600	30,796,150
Total		81,155,516
Media 4.6%
Comcast Corp., Class A	374,300	19,373,768
DISH Network Corp., Class A (a)	871,800	49,570,548
Time Warner Cable, Inc.	261,400	36,977,644
Twenty-First Century Fox, Inc., Class A	947,200	30,329,344
Total		136,251,304
Specialty Retail 2.9%
Lowe’s Companies, Inc.	1,343,800	61,693,858
O’Reilly Automotive, Inc. (a)	163,900	24,386,681
Total		86,080,539
Textiles, Apparel & Luxury Goods 3.1%
Hanesbrands, Inc.	403,000	33,082,270
VF Corp.	951,500	58,127,135
Total		91,209,405
TOTAL CONSUMER DISCRETIONARY		484,133,310
CONSUMER STAPLES 7.9%
Beverages 3.0%
Anheuser-Busch InBev NV, ADR	424,800	44,952,336
Coca-Cola Enterprises, Inc.	478,800	21,756,672
PepsiCo, Inc.	247,600	21,266,364
Total		87,975,372
Food & Staples Retailing 2.1%
Walgreen Co.	943,500	64,063,650
Food Products 2.8%
Hain Celestial Group, Inc. (The) (a)	176,111	15,149,068
Mead Johnson Nutrition Co.	552,700	48,781,302
WhiteWave Foods Co. (The), Class A (a)	718,600	19,898,034
Total		83,828,404
TOTAL CONSUMER STAPLES		235,867,426

Issuer	Shares	Value

Common Stocks (continued)

ENERGY 6.0%
Energy Equipment & Services 3.7%
Halliburton Co.	752,100	$47,434,947
Schlumberger Ltd.	623,400	63,306,270
Total		110,741,217
Oil, Gas & Consumable Fuels 2.3%
Anadarko Petroleum Corp.	254,700	25,220,394
EOG Resources, Inc.	432,519	42,386,862
Kinder Morgan Management LLC (b)(c)	—	31
Total		67,607,287
TOTAL ENERGY		178,348,504
FINANCIALS 5.9%
Banks 2.0%
Fifth Third Bancorp	790,700	16,296,327
Wells Fargo & Co.	852,700	42,328,028
Total		58,624,355
Capital Markets 2.9%
BlackRock, Inc.	127,000	38,227,000
Invesco Ltd.	743,800	26,189,198
TD Ameritrade Holding Corp.	648,800	20,696,720
Total		85,112,918
Real Estate Investment Trusts (REITs) 1.0%
Simon Property Group, Inc.	172,500	29,877,000
TOTAL FINANCIALS		173,614,273
HEALTH CARE 14.0%
Biotechnology 6.8%
Alkermes PLC (a)	289,400	13,387,644
Biogen Idec, Inc. (a)	100,000	28,712,000
Cubist Pharmaceuticals, Inc. (a)	379,200	26,566,752
Gilead Sciences, Inc. (a)	1,058,700	83,097,363
Pharmacyclics, Inc. (a)	155,100	14,669,358
Vertex Pharmaceuticals, Inc. (a)	524,100	35,481,570
Total		201,914,687
Health Care Equipment & Supplies 2.7%
St. Jude Medical, Inc.	867,300	55,047,531
Zimmer Holdings, Inc.	248,900	24,093,520
Total		79,141,051

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	406,100	$28,228,011
McKesson Corp.	118,300	20,015,177
Total		48,243,188
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	290,600	33,128,400
Pharmaceuticals 1.8%
AbbVie, Inc.	1,002,200	52,194,576
TOTAL HEALTH CARE		414,621,902
INDUSTRIALS 12.4%
Aerospace & Defense 3.8%
Honeywell International, Inc.	679,800	63,153,420
Raytheon Co.	534,100	50,995,868
Total		114,149,288
Commercial Services & Supplies 1.6%
Tyco International Ltd.	1,136,800	46,495,120
Electrical Equipment 1.1%
Rockwell Automation, Inc.	286,200	34,109,316
Machinery 2.0%
Ingersoll-Rand PLC	483,900	28,937,220
Pall Corp.	347,000	29,200,050
Total		58,137,270
Professional Services 1.5%
Nielsen Holdings NV	929,400	43,635,330
Road & Rail 2.4%
JB Hunt Transport Services, Inc.	552,900	42,075,690
Union Pacific Corp.	152,800	29,097,704
Total		71,173,394
TOTAL INDUSTRIALS		367,699,718
INFORMATION TECHNOLOGY 28.6%
Communications Equipment 2.5%
QUALCOMM, Inc.	962,880	75,788,285
Internet Software & Services 6.5%
Facebook, Inc., Class A (a)	983,800	58,811,564
Google, Inc., Class A (a)	123,156	65,873,681

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Google, Inc., Class C (a)	107,456	$56,592,777
Pandora Media, Inc. (a)	446,900	10,466,398
Total		191,744,420
IT Services 1.8%
Visa, Inc., Class A	265,500	53,792,955
Semiconductors & Semiconductor Equipment 3.8%
Avago Technologies Ltd.	711,200	45,161,200
KLA-Tencor Corp.	690,500	44,185,095
NXP Semiconductor NV (a)	412,774	24,609,586
Total		113,955,881
Software 8.5%
Electronic Arts, Inc. (a)	1,062,200	30,060,260
Microsoft Corp.	1,789,800	72,307,920
Red Hat, Inc. (a)	647,900	31,520,335
Salesforce.com, Inc. (a)	1,162,900	60,063,785
ServiceNow, Inc. (a)	154,100	7,661,852
VMware, Inc., Class A (a)	540,000	49,955,400
Total		251,569,552
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	194,966	115,047,487
EMC Corp.	1,860,510	48,001,158
Total		163,048,645
TOTAL INFORMATION TECHNOLOGY		849,899,738
MATERIALS 4.5%
Chemicals 4.5%
Celanese Corp., Class A	583,300	35,832,119
LyondellBasell Industries NV, Class A	382,100	35,344,250
Monsanto Co.	561,900	62,202,330
Total		133,378,699
TOTAL MATERIALS		133,378,699
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	1,179,600	55,122,708
TOTAL TELECOMMUNICATION SERVICES		55,122,708
Total Common Stocks (Cost: $2,300,150,419)		$2,892,686,278

	Shares	Value

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 0.092% (d)(e)	58,408,227	$58,408,227
Total Money Market Funds (Cost: $58,408,227)		$58,408,227

Total Investments
(Cost: $2,358,558,646) (f)	$2,951,094,505(g)
Other Assets & Liabilities, Net	15,475,701
Net Assets	$2,966,570,206

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2014 was $31, representing less than 0.01% of net assets. Information concerning such security holdings at April 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12-18-02 - 01-18-05	10

(c)	Represents fractional shares.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	35,610,735	707,577,694	(684,780,202)	58,408,227	29,084	58,408,227

(f)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $2,358,559,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$624,201,000
Unrealized Depreciation	(31,665,000)
Net Unrealized Appreciation	$592,536,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	484,133,310	—	—	484,133,310
Consumer Staples	235,867,426	—	—	235,867,426
Energy	178,348,473	31	—	178,348,504
Financials	173,614,273	—	—	173,614,273
Health Care	414,621,902	—	—	414,621,902
Industrials	367,699,718	—	—	367,699,718
Information Technology	849,899,738	—	—	849,899,738
Materials	133,378,699	—	—	133,378,699
Telecommunication Services	55,122,708	—	—	55,122,708
Total Equity Securities	2,892,686,247	31	—	2,892,686,278
Mutual Funds
Money Market Funds	58,408,227	—	—	58,408,227
Total Mutual Funds	58,408,227	—	—	58,408,227
Total	2,951,094,474	31	—	2,951,094,505

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Oregon Intermediate Municipal Bond Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.3%

AIRPORT 1.7%
Port of Portland Revenue Bonds Passenger Facility Charge Series 2011
07/01/27	5.500%	$6,635,000	$7,550,829

ASSISTED LIVING 0.5%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Robinson Jewish Home
Series 2005
10/01/19	5.000%	1,000,000	1,008,820
10/01/24	5.125%	1,000,000	997,360
Total			2,006,180
HIGHER EDUCATION 5.4%
City of Forest Grove Refunding Revenue Bonds Campus Improvement Pacific University Series 2014A
05/01/34	5.250%	1,000,000	1,055,440
City of Portland Refunding Revenue Bonds Broadway Project Series 2008A
04/01/23	6.250%	3,250,000	3,823,885
Oregon Health & Science University
Revenue Bonds
Series 2012A
07/01/18	5.000%	1,000,000	1,147,920
Series 2012E
07/01/32	5.000%	7,000,000	7,651,700
Oregon Health & Science University (a)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/21	0.000%	9,700,000	7,916,267
Oregon State Facilities Authority Revenue Bonds Linfield College Project Series 2005A
10/01/20	5.000%	1,825,000	1,877,943
Total			23,473,155
HOSPITAL 11.8%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/17	4.000%	810,000	856,810
08/01/18	4.000%	745,000	784,500
08/01/19	4.000%	855,000	908,267
08/01/20	4.000%	915,000	954,125
08/01/21	4.000%	725,000	744,075
08/01/26	5.000%	1,200,000	1,271,664
08/01/27	5.000%	1,260,000	1,328,191

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)
08/01/31	5.000%	$2,860,000	$2,939,594
Deschutes County Hospital Facilities Authority Refunding Revenue Bonds Cascade Health Services, Inc. Series 2008
01/01/23	7.375%	2,000,000	2,356,520
Hospital Facilities Authority of Multnomah County Revenue Bonds Adventist Health West Series 2009A
09/01/21	5.000%	3,685,000	4,118,319
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/18	5.000%	1,195,000	1,335,042
09/01/19	5.000%	1,255,000	1,409,654
09/01/22	5.000%	500,000	555,195
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/20	5.250%	5,000,000	5,901,500
Legacy Health Systems
Series 2010A
03/15/15	5.000%	1,000,000	1,037,180
03/15/16	5.000%	1,500,000	1,613,655
PeaceHealth Project
Series 2014A
11/15/29	5.000%	1,000,000	1,109,080
Peacehealth
Series 2009A
11/01/17	5.000%	4,450,000	5,047,991
11/01/19	5.000%	3,695,000	4,306,855
Samaritan Health Services
Series 2010A
10/01/22	5.000%	3,450,000	3,809,800
Revenue Bonds
Providence Health Services
Series 2011C
10/01/14	4.000%	1,625,000	1,651,228
Salem Hospital Facility Authority
Revenue Bonds
Salem Hospital Project
Series 2006A
08/15/27	5.000%	3,500,000	3,621,030
Series 2008A
08/15/15	5.750%	785,000	835,224
08/15/18	5.250%	2,500,000	2,854,125
Total			51,349,624
INDEPENDENT POWER 1.4%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

INDEPENDENT POWER (CONTINUED)
01/01/20	5.000%	$3,235,000	$3,242,990
01/01/21	5.000%	3,000,000	3,000,270
Total			6,243,260
INVESTOR OWNED 0.9%
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A (b)
05/01/33	5.000%	3,750,000	4,038,338

LOCAL GENERAL OBLIGATION 37.2%
Benton & Linn Counties Consolidated School District No. 509J & 509A Unlimited General Obligation Refunding Bonds Series 2007 (AGM)
06/15/20	5.000%	5,000,000	5,935,750
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001
07/01/31	5.400%	610,000	610,360
Central Oregon Community College District
Limited General Obligation Bonds
Series 2014
06/01/29	5.000%	500,000	574,260
Unlimited General Obligation Bonds
Series 2010
06/15/24	4.750%	2,580,000	3,008,667
City of Hillsboro Limited General Obligation Refunding Bonds Series 2012
06/01/25	4.000%	1,875,000	2,040,563
City of Madras
Refunding Unlimited General Obligation Bonds
Series 2013
02/15/24	4.000%	745,000	767,484
Series 2013
02/15/27	4.500%	500,000	515,080
City of Portland
Limited General Obligation Refunding Bonds
Arena
Series 2005B
06/01/16	5.000%	3,075,000	3,228,812
Limited Tax
Series 2011A
06/01/23	5.000%	6,140,000	7,183,247
Refunding Unlimited General Obligation Bonds
Public Safety Projects and Emergency Facilities
Series 2014A
06/15/24	5.000%	1,885,000	2,339,342
City of Portland (a)
Limited Tax General Obligation Bonds
Series 2001B
06/01/16	0.000%	3,500,000	3,459,505
06/01/18	0.000%	4,000,000	3,793,720
06/01/19	0.000%	4,000,000	3,676,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)
06/01/20	0.000%	$4,000,000	$3,538,400
City of Redmond Limited General Obligation Bonds Series 2014A
06/01/27	5.000%	685,000	788,969
City of Salem
Limited General Obligation Bonds
Series 2009
06/01/26	5.000%	3,315,000	3,792,261
Unlimited General Obligation Bonds
Series 2009
06/01/19	5.000%	2,025,000	2,379,112
06/01/20	5.000%	880,000	1,021,258
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
West Linn-Wilsonville
Series 2009
06/15/24	5.000%	4,150,000	4,851,765
Clackamas & Washington Counties School District No. 3 (a)
Unlimited General Obligation Bonds
Series 2003A (NPFGC)
06/15/17	0.000%	4,000,000	3,880,920
Clackamas Community College District Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC)
06/15/15	5.250%	110,000	110,685
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,187,833
Clackamas County School District No. 115 Unlimited General Obligation Bonds Series 2006A (NPFGC) (a)
06/15/25	0.000%	2,250,000	1,453,320
Clackamas County School District No. 12 North Clackamas Unlimited General Obligation Bonds Series 2007B (AGM)
06/15/22	5.000%	4,000,000	4,448,000
Clackamas County School District No. 46 Oregon Trail
Unlimited General Obligation Bonds
Series 2009A
06/15/25	5.000%	4,350,000	4,952,170
06/15/26	5.000%	3,000,000	3,406,500
Columbia County School District No. 502 Unlimited General Obligation Bonds Series 1999 (NPFGC) (a)
06/01/14	0.000%	1,025,000	1,024,823
Columbia Gorge Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
06/15/18	3.000%	810,000	869,819
06/15/19	2.500%	1,010,000	1,061,106

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)
Columbia Multnomah & Washington Counties School District No. 1J
Unlimited General Obligation Bonds
Scappoose School District
Series 2009
06/15/23	5.000%	$1,000,000	$1,144,620
06/15/24	5.000%	1,165,000	1,327,378
06/15/25	5.000%	1,275,000	1,451,498
County of Clackamas Limited General Obligation Bonds Series 2007 (NPFGC)
06/01/27	4.125%	2,000,000	2,066,000
County of Lane
Limited General Obligation Bonds
Series 2009A
11/01/24	5.000%	1,000,000	1,127,950
11/01/25	5.000%	1,140,000	1,280,357
Deschutes & Jefferson Counties School District No. 2J Redmond Unlimited General Obligation Bonds Series 2004B (NPFGC) (a)
06/15/22	0.000%	2,335,000	1,886,330
Jackson County School District No. 549C Medford
Unlimited General Obligation Bonds
Series 2008
06/15/27	4.625%	1,500,000	1,602,990
06/15/28	4.625%	1,660,000	1,765,559
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,208,540
06/15/21	5.500%	1,410,000	1,718,677
Jefferson County School District No. 509J Unlimited General Obligation Bonds Madras Series 2013B
06/15/28	5.000%	2,095,000	2,416,394
Josephine County School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
12/15/15	5.000%	1,000,000	1,076,900
12/15/16	5.000%	1,000,000	1,115,520
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane
Series 2012
06/15/20	3.000%	1,000,000	1,067,920
06/15/21	3.000%	1,610,000	1,706,423
Lane Community College
Unlimited General Obligation Bonds
Series 2009
06/15/17	4.250%	2,195,000	2,439,677
06/15/18	4.250%	2,000,000	2,263,640
Series 2012
06/15/23	5.000%	1,000,000	1,188,880

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)
Lane County School District No. 19 Springfield Unlimited General Obligation Refunding Bonds Series 1997 (NPFGC)
10/15/14	6.000%	$1,310,000	$1,344,191
Madras Aquatic Center District Unlimited General Obligation Bonds Series 2005
06/01/22	5.000%	1,695,000	1,736,561
Marion & Clackamas Counties School District No. 4J Unlimited General Obligation Refunding Bonds Series 2013
06/15/21	4.000%	2,785,000	3,137,219
Portland Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/16	5.000%	4,750,000	4,999,137
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2009A
06/15/15	4.000%	3,850,000	4,011,276
06/15/16	5.000%	2,500,000	2,737,775
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/30	5.000%	1,110,000	1,289,942
06/15/31	5.000%	2,890,000	3,336,765
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010
06/15/29	4.500%	2,360,000	2,585,710
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/19	5.000%	850,000	998,453
06/15/21	5.000%	6,575,000	7,849,432
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (a)
Limited General Obligation Bonds
Series 2000
06/15/18	0.000%	2,700,000	2,538,459
Washington & Multnomah Counties School District No 48J Beaverton Refunding Unlimited General Obligation Bonds Series 2012-B
06/15/23	4.000%	1,250,000	1,398,338
Washington Clackamas & Yamhill Counties School District No. 88J Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC)
06/15/23	4.500%	8,125,000	8,614,287

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)
Washington County School District No. 1 West Union
Refunding Unlimited General Obligation Bonds
Hillsboro
Series 2012
06/15/20	4.000%	$1,400,000	$1,586,284
Washington County School District No. 1 West Union (a)
Unlimited General Obligation Bonds
Capital Appreciation-Hillsboro
Series 2006 (NPFGC)
06/15/25	0.000%	4,065,000	2,527,820
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A
06/15/24	5.000%	1,780,000	2,085,323
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/15/21	5.500%	1,000,000	1,229,780
Total			161,762,216

MULTI-FAMILY 2.1%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	4,000,000	4,004,880
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A
04/01/25	5.000%	1,565,000	1,629,337
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/18	4.000%	740,000	767,913
10/01/19	4.000%	780,000	804,531
10/01/20	4.000%	810,000	825,147
10/01/22	4.000%	875,000	868,184
Total			8,899,992
MUNICIPAL POWER 1.5%
City of Eugene
Refunding Revenue Bonds
Electric Utility System
Series 2011A
08/01/28	5.000%	2,200,000	2,477,772
08/01/29	5.000%	3,410,000	3,816,029
Total			6,293,801
PORTS 0.8%
Port of Morrow
Limited General Obligation Bonds
Series 2013
06/01/22	4.000%	425,000	435,910
06/01/23	4.000%	440,000	448,567

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PORTS (CONTINUED)
06/01/24	4.000%	$460,000	$466,472
06/01/25	4.000%	480,000	482,885
06/01/26	4.000%	500,000	499,280
06/01/27	4.000%	515,000	512,265
06/01/28	4.000%	250,000	243,570
Port of St. Helen’s
Revenue Bonds
Series 1999
08/01/14	5.600%	70,000	70,106
08/01/19	5.750%	425,000	425,382
Total			3,584,437
RECREATION 5.4%
Oregon State Lottery
Revenue Bonds
Series 2008A
04/01/24	5.000%	3,130,000	3,544,819
Series 2009A
04/01/21	5.000%	5,000,000	5,808,700
04/01/22	5.000%	5,000,000	5,793,300
04/01/27	5.000%	4,000,000	4,579,600
Series 2012B
04/01/18	3.000%	3,600,000	3,878,964
Total			23,605,383
REFUNDED / ESCROWED 6.2%
City of Forest Grove Revenue Bonds Campus Improvement-Pacific University Project Series 2009
05/01/30	6.000%	1,500,000	1,500,240
Deschutes County Administrative School District No. 1 Bend-La Pine Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007 (NPFGC)
06/15/20	4.500%	5,000,000	5,589,500
Hospital Facilities Authority of Multnomah County Prerefunded 10/01/14 Revenue Bonds Providence Health Systems Series 2004
10/01/16	5.250%	2,970,000	3,033,232
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriations Series 2002E Escrowed to Maturity (c)
08/01/26	6.000%	5,000,000	6,566,400
State of Oregon Department of Administrative Services
Prerefunded 05/01/17 Certificate of Participation
Series 2007A (NPFGC)
05/01/24	5.000%	2,630,000	2,967,718
05/01/25	5.000%	2,780,000	3,136,980
05/01/26	5.000%	2,800,000	3,159,548

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

REFUNDED / ESCROWED (CONTINUED)
State of Oregon Prerefunded 08/01/014 Unlimited General Obligation Refunding Bonds Series 2004D
08/01/24	5.000%	$165,000	$167,021
Virgin Islands Public Finance Authority Revenue Bonds Series 1989A Escrowed to Maturity (c)
10/01/18	7.300%	750,000	867,870
Total			26,988,509
RETIREMENT COMMUNITIES 1.2%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Terwilliger Plaza, Inc.
Series 2012
12/01/20	5.000%	1,250,000	1,383,050
12/01/22	5.000%	500,000	548,205
Revenue Bonds
Terwilliger Plaza Project
Series 2006A
12/01/26	5.250%	1,400,000	1,442,630
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/22	5.000%	625,000	697,669
10/01/23	5.000%	645,000	720,400
10/01/24	5.000%	455,000	501,856
Total			5,293,810
SINGLE FAMILY 1.7%
Oregon State Housing & Community Services Department
Revenue Bonds
Single Family Mortgage
Series 2008G
07/01/28	5.200%	2,420,000	2,551,430
Single Family Mortgage Program
Series 2010A
07/01/27	5.250%	555,000	588,028
Series 2011A (FHLMC)
07/01/25	5.250%	2,370,000	2,601,027
Series 2011B
07/01/28	5.250%	1,580,000	1,710,777
Total			7,451,262
SPECIAL NON PROPERTY TAX 6.5%
State of Oregon Department of Transportation
Revenue Bonds
Senior Lien
Series 2007A
11/15/16	5.000%	6,305,000	7,028,373
Series 2009A
11/15/27	4.750%	7,000,000	7,903,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL NON PROPERTY TAX (CONTINUED)
Territory of Guam Revenue Bonds Series 2011A (c)
01/01/31	5.000%	$1,100,000	$1,143,956
Tri-County Metropolitan Transportation District
Refunding Revenue Bonds
Limited Tax Pledge
Series 2005A (AGM)
09/01/17	5.000%	4,250,000	4,511,417
Revenue Bonds
Series 2009A
09/01/18	4.000%	1,000,000	1,123,470
09/01/21	4.250%	1,815,000	2,018,389
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (c)
10/01/25	5.000%	4,410,000	4,740,662
Total			28,469,407
SPECIAL PROPERTY TAX 5.0%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A
06/01/31	5.200%	4,135,000	4,260,456
City of Portland
Refunding Tax Allocation Bonds
2nd Lien-Downtown Water
Series 2011
06/15/18	5.000%	3,095,000	3,522,884
Senior Lien-Oregon Convention Center
Series 2011
06/15/20	5.000%	4,305,000	4,986,955
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/26	5.000%	1,580,000	1,697,220
06/15/27	5.000%	1,370,000	1,466,667
Lents Town Center
Series 2010B
06/15/25	5.000%	1,550,000	1,693,127
06/15/26	5.000%	1,440,000	1,562,991
Redmond Urban Renewal Agency Tax Allocation Bonds Downtown Urban Renewal Area Series 1999B
06/01/19	5.850%	785,000	785,989
Seaside Urban Renewal Agency Tax Allocation Bonds Greater Seaside Urban Renewal Series 2001
06/01/15	5.250%	220,000	220,730

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/16	5.375%	$300,000	$300,873
02/15/21	5.625%	1,100,000	1,101,980
Total			21,599,872
STATE APPROPRIATED 0.8%
State of Oregon Department of Administrative Services Certificate of Participation Series 2009A
05/01/23	5.000%	3,100,000	3,469,613

STATE GENERAL OBLIGATION 0.4%
State of Oregon (a)
Unlimited General Obligation Bonds
State Board of Higher Education
Series 2001A
08/01/17	0.000%	1,050,000	1,016,746
State Higher Board of Education
Series 1996A
08/01/14	0.000%	490,000	489,765
Total			1,506,511
TRANSPORTATION 2.0%
Tri-County Metropolitan Transportation District
Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/25	5.000%	4,775,000	5,399,952
Oregon Capital Grant Receipt
Series 2011A
10/01/27	5.000%	3,000,000	3,346,710
Total			8,746,662

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER 4.8%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/22	4.000%	$1,240,000	$1,385,836
08/01/23	4.000%	1,290,000	1,436,531
City of Portland Sewer System Refunding Revenue Bonds 1st Lien Series 2008A
06/15/17	5.000%	1,500,000	1,698,960
City of Portland Water System Refunding Revenue Bonds 1st Lien Series 2006B
10/01/16	5.000%	5,330,000	5,912,836
City of Woodburn
Refunding Revenue Bonds
Series 2011A
03/01/18	3.000%	1,115,000	1,179,146
03/01/19	5.000%	3,490,000	3,994,619
03/01/22	5.000%	4,620,000	5,374,908
Total			20,982,836
Total Municipal Bonds (Cost: $396,384,774)			$423,315,697

		Shares	Value

Money Market Funds 1.6%

Dreyfus Tax-Exempt Cash Management Fund, 0.000% (d)		2,209,038	$2,209,038
JPMorgan Tax-Free Money Market Fund, 0.010% (d)		4,816,528	4,816,528
Total Money Market Funds (Cost: $7,025,566)			$7,025,566

Total Investments
(Cost: $403,410,340) (e)			$430,341,263(f)
Other Assets & Liabilities, Net			4,783,891
Net Assets			$435,125,154

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2014, the value of these securities amounted to $13,318,888 or 3.06% of net assets.

(d)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(e)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $403,410,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$27,496,000
Unrealized Depreciation	(565,000)
Net Unrealized Appreciation	$26,931,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	423,315,697	—	423,315,697
Total Bonds	—	423,315,697	—	423,315,697
Mutual Funds
Money Market Funds	7,025,566	—	—	7,025,566
Total Mutual Funds	7,025,566	—	—	7,025,566
Total	7,025,566	423,315,697	—	430,341,263

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Tax-Exempt Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.6%

ALABAMA 0.3%
County of Jefferson
Revenue Bonds
Series 2004A
01/01/19	5.250%	$2,790,000	$2,803,755
01/01/23	5.250%	7,500,000	7,500,225
Total			10,303,980

ALASKA 0.8%
Alaska Energy Authority
Refunding Revenue Bonds
Bradley Lake
4th Series 2000 (AGM)
07/01/20	6.000%	4,145,000	5,038,330
07/01/21	6.000%	2,395,000	2,940,318
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	18,330,000	19,698,518
10/01/41	7.750%	4,350,000	4,687,081
Total			32,364,247

ARIZONA 1.4%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	7,800,000	8,363,004
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010
05/15/35	5.000%	13,750,000	14,368,612
Industrial Development Authority of the County of Pima (The) Revenue Bonds GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT (a)
09/01/21	8.200%	9,645,000	12,565,988
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2004A
07/01/26	5.500%	5,000,000	5,038,050
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	9,775,000	10,352,214

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ARIZONA (CONTINUED)
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007
12/01/32	5.000%	$5,400,000	$5,916,618
Total			56,604,486

CALIFORNIA 13.7%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Community
Series 2011
07/01/26	6.125%	3,420,000	3,888,301
07/01/41	6.125%	7,015,000	7,688,440
Revenue Bonds
Sharp Healthcare
Series 2009
08/01/39	6.250%	4,000,000	4,558,360
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(c)
07/01/18	6.000%	2,000,000	1,956,660
Cabazon Band Mission Indians (b)(c)(d)(e)
Revenue Bonds
Series 2004
10/01/13	13.000%	400,000	203,968
10/01/15	8.375%	1,740,000	591,461
10/01/19	8.750%	8,670,000	2,947,106
Series 2010
10/01/20	8.375%	1,415,000	565,293
California Educational Facilities Authority Revenue Bonds Loyola Marymount University Series 2001A (NPFGC) (f)
10/01/17	0.000%	2,525,000	2,375,318
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	110,000	135,901
Revenue Bonds
Kaiser Permanente
Series 2006A
04/01/39	5.250%	4,500,000	4,621,230
Providence Health & Services
Series 2008C
10/01/28	6.250%	2,000,000	2,395,960
Unrefunded Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	7,890,000	9,282,979
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	1,970,000	2,059,931

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
Series 2006K AMT
02/01/42	5.500%	$2,595,000	$2,649,313
California Municipal Finance Authority
Revenue Bonds
American Heritage Education Foundation Project
Series 2006A
06/01/36	5.250%	1,750,000	1,430,065
Biola University
Series 2008
10/01/34	5.875%	4,000,000	4,247,440
California Municipal Finance Authority (a)(b)(d)
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/32	7.500%	1,885,000	1,897,347
California State Public Works Board
Revenue Bonds
Series 2014A
09/01/39	5.000%	7,000,000	7,513,870
Various Capital Projects
Series 2012A
04/01/37	5.000%	4,660,000	4,953,999
Subordinated Series 2009I-1
11/01/29	6.125%	6,000,000	7,177,440
California Statewide Communities Development Authority
Revenue Bonds
Aspire Public Schools
Series 2010
07/01/30	6.000%	3,555,000	3,587,706
California Baptist University
Series 2014A
11/01/33	6.125%	1,560,000	1,647,953
11/01/43	6.375%	1,035,000	1,093,095
John Muir Health
Series 2006A
08/15/32	5.000%	1,000,000	1,052,850
Kaiser Permanente
Series 2006B
03/01/45	5.250%	9,000,000	9,199,980
Lancer Plaza Project
Series 2013
11/01/43	5.875%	1,875,000	1,882,444
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	5,500,000	5,891,820
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC) (f)
08/01/24	0.000%	9,445,000	6,612,067
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/22	4.000%	1,500,000	1,543,890
09/01/24	5.000%	1,110,000	1,201,309
09/01/25	5.000%	790,000	847,607
09/01/26	5.000%	1,230,000	1,319,396

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
09/01/27	5.000%	$1,280,000	$1,359,949
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A (GNMA/FNMA)
05/01/23	7.600%	6,710,000	8,548,875
City of San Jose Revenue Bonds Series 2001A (NPFGC)
03/01/31	5.000%	4,855,000	4,872,235
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	2,500,000	2,770,625
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/39	5.750%	4,000,000	4,561,880
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/33	6.250%	3,845,000	4,207,660
Series 2014A
01/15/46	5.750%	19,005,000	20,179,319
Foothill-Eastern Transportation Corridor Agency (f)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 1995A Escrowed to Maturity
01/01/18	0.000%	10,000,000	9,661,700
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC) (f)
08/01/22	0.000%	2,180,000	1,489,071
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I
07/01/29	5.000%	4,800,000	5,483,088
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC) (f)
08/01/23	0.000%	9,790,000	7,086,002
Palmdale Community Redevelopment Agency Revenue Bonds Series 1986D Escrowed to Maturity (FHA) AMT (a)
04/01/16	8.000%	7,000,000	8,021,300
Perris Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity
10/01/21	8.750%	6,165,000	8,907,315

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
Riverside County Public Financing Authority Certificate of Participation Series 1999
05/15/29	5.800%	$5,650,000	$4,239,478
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	4,500,000	5,123,790
05/15/39	5.250%	17,000,000	19,095,930
San Francisco City & County Public Utilities Commission Water Revenue Bonds Series 2006A (AGM)
11/01/31	4.500%	8,000,000	8,475,120
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08/01/31	6.500%	500,000	558,905
08/01/39	6.625%	1,500,000	1,684,770
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM) (f)
08/01/18	0.000%	1,785,000	1,655,623
State of California
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
04/01/17	6.000%	2,500,000	2,890,125
Series 2006
10/01/36	4.500%	4,015,000	4,064,425
Various Purpose
Series 2005
03/01/32	5.000%	1,500,000	1,580,415
08/01/35	5.000%	10,000,000	10,362,300
Series 2007
12/01/32	5.000%	8,000,000	8,727,760
06/01/37	5.000%	13,145,000	13,958,018
11/01/37	5.000%	18,000,000	19,244,160
12/01/37	5.000%	10,200,000	10,920,732
Series 2008
03/01/27	5.500%	1,000,000	1,152,880
03/01/38	5.250%	8,250,000	8,970,637
Series 2009
04/01/31	5.750%	32,500,000	37,966,500
04/01/35	6.000%	15,000,000	17,658,900
04/01/38	6.000%	22,500,000	26,453,925
11/01/39	5.500%	15,520,000	17,592,541
Series 2010
03/01/30	5.250%	3,000,000	3,422,580
03/01/33	6.000%	5,000,000	5,992,700
03/01/40	5.500%	17,200,000	19,505,316
Series 2011
09/01/30	5.250%	8,750,000	9,981,737
Series 2012
04/01/35	5.250%	19,275,000	21,604,191

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	$34,950,000	$36,597,543
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	6,000	6,024
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/27	5.000%	1,275,000	1,354,637
09/01/28	5.000%	1,315,000	1,386,996
09/01/29	5.000%	1,405,000	1,475,882
09/01/30	5.000%	1,480,000	1,546,215
09/01/31	5.000%	1,555,000	1,618,693
Turlock Irrigation District Certificate of Participation Series 2003A (NPFGC)
01/01/33	5.000%	4,450,000	4,455,162
University of California Revenue Bonds General Series 2009Q
05/15/34	5.000%	5,750,000	6,392,562
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/29	5.000%	9,365,000	9,399,931
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC)
08/01/24	6.000%	2,320,000	2,747,762
Yuba City Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2000 (NPFGC) (f)
09/01/18	0.000%	1,160,000	1,056,934
Total			547,091,317

COLORADO 2.3%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/17	4.800%	575,000	568,462
12/01/22	4.950%	1,570,000	1,455,579
12/01/26	5.000%	1,575,000	1,386,299
Board of Governors of Colorado State University System Revenue Bonds Series 2008A (AGM)
03/01/27	5.000%	1,250,000	1,374,475
City & County of Denver Refunding Revenue Bonds United Air Lines Project Series 2007A AMT (a)
10/01/32	5.250%	5,000,000	5,003,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLORADO (CONTINUED)
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartment
Series 2008
06/01/33	5.500%	$2,000,000	$2,226,960
06/01/38	5.500%	6,000,000	6,577,440
Colorado Health Facilities Authority
Prerefunded 06/01/14 Revenue Bonds
Evangelical Lutheran
Series 2009A
06/01/38	6.125%	3,250,000	3,266,705
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/33	5.000%	5,500,000	5,537,950
Valley View Hospital Association
Series 2008
05/15/28	5.500%	5,745,000	6,000,308
Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/45	5.250%	10,000,000	10,748,300
Evangelical Lutheran
Series 2005
06/01/23	5.250%	1,200,000	1,250,796
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	5,000,000	5,424,850
E-470 Public Highway Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/22	0.000%	6,515,000	4,824,292
Senior Series 2000B (NPFGC)
09/01/18	0.000%	18,600,000	16,555,116
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	2,765,000	2,775,341
12/15/37	5.500%	3,100,000	3,067,450
Regional Transportation District Refunding Revenue Bonds Series 2007A
11/01/24	5.250%	1,000,000	1,246,160
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/29	6.000%	5,000,000	5,648,800
Revenue Bonds
Series 2012-A
11/15/42	5.000%	7,325,000	7,629,647
Total			92,568,580

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CONNECTICUT 1.1%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009
06/01/30	5.600%	$1,000,000	$1,049,830
City of Hartford Unrefunded Unlimited General Obligation Bonds Series 2012A (AGM)
04/01/32	5.000%	245,000	263,720
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	10,000	10,415
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/28	5.000%	750,000	805,808
Connecticut Housing Finance Authority (a)
Revenue Bonds
Housing Mortgage Finance Program
Subordinated Series 2006A-1 AMT
11/15/36	4.875%	760,000	763,595
Subordinated Revenue Bonds
Series 2012B-2 AMT
11/15/32	4.050%	1,000,000	957,150
Connecticut Resources Recovery Authority Refunding Revenue Bonds American Fuel Co. Series 2001A-II AMT (a)
11/15/15	5.500%	1,500,000	1,500,780
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/28	4.375%	1,500,000	1,608,285
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/27	5.500%	2,375,000	2,421,977
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/41	5.000%	1,625,000	1,726,368
Danbury Hospital
Series 2006H (AMBAC)
07/01/33	4.500%	2,000,000	1,987,180
Fairfield University
Series 2008N
07/01/27	4.750%	1,000,000	1,081,490
Hartford Healthcare
Series 2011A
07/01/32	5.000%	500,000	527,045
Loomis Chaffe School
Series 2005F (AMBAC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CONNECTICUT (CONTINUED)
07/01/25	5.250%	$2,035,000	$2,524,702
07/01/26	5.250%	1,045,000	1,301,370
Middlesex Hospital
Series 2011N
07/01/24	5.000%	425,000	465,945
07/01/26	5.000%	900,000	975,996
Sacred Heart University
Series 2011G
07/01/31	5.375%	500,000	535,535
Stamford Hospital
Series 2012J
07/01/37	5.000%	1,000,000	1,055,490
State Supported Child Care
Series 2011
07/01/28	5.000%	1,030,000	1,122,391
07/01/29	5.000%	860,000	932,618
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	2,000,000	2,330,880
Western Connecticut Health
Series 2011M
07/01/41	5.375%	1,500,000	1,604,220
Western Connecticut Health Network
Series 2011
07/01/29	5.000%	1,000,000	1,065,590
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	8,750,000	10,082,800
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/28	5.375%	1,750,000	1,968,960
South Central Connecticut Regional Water Authority Unrefunded Revenue Bonds 20th Series 2005
08/01/30	5.000%	805,000	842,932
State of Connecticut Revenue Bonds Revolving Fund Series 2009A
06/01/26	5.000%	1,000,000	1,159,180
University of Connecticut Revenue Bonds Series 2009A
02/15/28	5.000%	500,000	565,640
Total			43,237,892

DELAWARE 0.2%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

DELAWARE (CONTINUED)
02/01/31	5.400%	$5,000,000	$5,429,050
Revenue Bonds
Newark Charter School
Series 2012
09/01/32	4.625%	2,000,000	1,935,020
09/01/42	5.000%	1,350,000	1,372,667
Total			8,736,737

DISTRICT OF COLUMBIA 0.2%
District of Columbia
Refunding Revenue Bonds
2nd Series 2009B
12/01/23	5.000%	2,000,000	2,321,340
Revenue Bonds
KIPP Charter School
Series 2013
07/01/33	6.000%	250,000	282,110
07/01/48	6.000%	1,150,000	1,265,644
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2007A (AMBAC) AMT (a)
10/01/22	4.750%	4,250,000	4,536,238
Total			8,405,332

FLORIDA 3.2%
Brevard County Health Facilities Authority
Revenue Bonds
Health First, Inc. Project
Series 2005
04/01/24	5.000%	1,800,000	1,846,116
04/01/34	5.000%	16,250,000	16,432,975
Brevard County Housing Finance Authority Revenue Bonds Series 1985 (FGIC/MGIC) (f)
04/01/17	0.000%	375,000	280,890
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT (a)(d)
07/01/40	7.500%	7,635,000	7,640,955
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)
07/15/32	7.000%	1,820,000	1,037,491
City of Ocala Revenue Bonds Series 2007A (NPFGC)
10/01/24	5.000%	2,985,000	3,346,812
County of Broward Airport System Refunding Revenue Bonds Series 2012P-1 AMT (a)
10/01/25	5.000%	6,000,000	6,695,280

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)
County of Escambia Revenue Bonds Series 2003A AMT (a)
11/01/27	5.750%	$2,750,000	$2,751,293
County of Seminole Water & Sewer
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
10/01/19	6.000%	1,030,000	1,196,170
Unrefunded Revenue Bonds
Series 1992 (NPFGC)
10/01/19	6.000%	290,000	299,996
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012-A
06/15/22	5.500%	1,240,000	1,231,109
06/15/32	6.000%	4,000,000	3,792,520
06/15/43	6.125%	5,000,000	4,645,400
Renaissance Charter School Project
Series 2013A
06/15/44	8.500%	15,000,000	15,452,400
Florida State Board of Education
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06/01/26	5.000%	5,525,000	6,355,131
06/01/27	5.000%	5,800,000	6,604,286
Highlands County Health Facilities Authority
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006G
11/15/21	5.125%	70,000	78,200
11/15/32	5.125%	465,000	519,470
Highlands County Health Facilities Authority (g)
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006C
11/15/36	5.250%	215,000	240,862
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007
11/01/38	5.250%	5,000,000	5,097,550
Mid-Bay Bridge Authority
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/22	6.875%	2,000,000	2,582,580
Series 2011A
10/01/40	7.250%	7,000,000	7,984,550
Orange County School Board Certificate of Participation Series 2005B (AMBAC)
08/01/25	5.000%	2,440,000	2,568,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)
Palm Beach County Health Facilities Authority Revenue Bonds Sinai Residences of Boca Raton Series 2014 (h)
06/01/34	7.250%	$685,000	$736,163
Sarasota County Public Hospital Board Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC)
07/01/28	5.500%	6,980,000	8,027,279
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A (b)(c)
10/01/27	5.250%	9,750,000	10,424,895
State of Florida Unlimited General Obligation Bonds Jacksonville Transportation Authority Series 1985 Escrowed to Maturity
01/01/15	9.200%	440,000	466,369
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/25	5.750%	2,500,000	2,839,450
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	2,800,000	2,589,748
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003
05/01/23	6.000%	1,605,000	1,611,854
Total			125,376,114

GEORGIA 1.9%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A
08/01/25	5.000%	1,250,000	1,254,550
City of Atlanta Revenue Bonds Series 1999A (NPFGC)
11/01/22	5.500%	5,475,000	6,447,579
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,494,937

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

GEORGIA (CONTINUED)
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	$30,000,000	$31,465,800
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Rental-Mortgage
Series 1992N
07/01/18	6.250%	340,000	376,955
Series 1992P (AMBAC)
07/01/20	6.250%	6,000,000	6,634,020
Series 2007A (AMBAC)
07/01/26	5.250%	1,000,000	1,214,290
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	165,000	171,306
Revenue Bonds
Series 1991V Escrowed to Maturity (NPFGC IBC)
01/01/18	6.600%	3,550,000	4,014,056
Unrefunded Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	10,705,000	11,914,772
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	3,000,000	3,054,240
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07/01/24	5.000%	1,000,000	1,050,050
Total			74,092,555

GUAM 0.1%
Territory of Guam (c)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	4,150,000	4,497,231
Series 2011A
01/01/42	5.125%	800,000	822,152
Total			5,319,383

HAWAII 0.8%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	6,500,000	6,918,340
Series 2010B
07/01/30	5.625%	1,220,000	1,328,056
07/01/40	5.750%	1,630,000	1,765,958
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HAWAII (CONTINUED)
Special Purpose - Kahala Nui
Series 2012
11/15/21	5.000%	$1,000,000	$1,108,100
11/15/27	5.000%	1,400,000	1,502,662
11/15/32	5.125%	1,300,000	1,365,533
11/15/37	5.250%	1,945,000	2,044,642
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/29	8.750%	1,000,000	1,140,800
11/15/44	9.000%	3,000,000	3,411,330
Hawaii Pacific University
Series 2013A
07/01/33	6.625%	1,430,000	1,488,344
07/01/43	6.875%	2,795,000	2,906,800
Hawaiian Electric Co. Subsidiary
Series 2009
07/01/39	6.500%	5,250,000	5,826,083
State of Hawaii Department of Transportation Certificate of Participation Series 2013 AMT (a)
08/01/28	5.000%	1,775,000	1,912,456
Total			32,719,104

IDAHO 0.8%
Idaho Health Facilities Authority
Revenue Bonds
Terraces Boise Project
Series 2014A
10/01/34	7.750%	9,135,000	9,251,197
10/01/44	8.000%	3,635,000	3,680,656
10/01/49	8.125%	4,365,000	4,421,046
Trinity Health Group
Series 2008B
12/01/23	6.000%	1,000,000	1,173,470
12/01/33	6.250%	6,000,000	6,973,920
Idaho Health Facilities Authority (g)
Refunding Revenue Bonds
IHC Hospitals, Inc.
Series 1992 Escrowed to Maturity
02/15/21	6.650%	6,000,000	7,840,680
Total			33,340,969

ILLINOIS 10.9%
Chicago Board of Education
Certificate of Participation
Lease Certificates
Series 1992A (NPFGC)
01/01/16	6.000%	5,000,000	5,399,750
01/01/20	6.000%	8,000,000	8,856,560
Chicago Board of Education (f)
Unlimited General Obligation Bonds
Capital Appreciation-School Reform
Series 1998B-1 (NPFGC)
12/01/21	0.000%	8,000,000	6,037,280

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
12/01/22	0.000%	$25,200,000	$17,653,356
City of Chicago Wastewater Transmission Refunding Revenue Bonds Capital Appreciation Series 1998A (NPFGC) (f)
01/01/20	0.000%	7,275,000	6,255,845
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC)
01/01/23	5.500%	9,750,000	10,734,945
Refunding Unlimited General Obligation Bonds
Project
Series 2014A
01/01/33	5.250%	3,250,000	3,356,763
01/01/34	5.000%	5,000,000	5,057,000
01/01/35	5.000%	3,000,000	3,020,370
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	4,210,000	4,484,745
Unlimited General Obligation Bonds
Project
Series 2012A
01/01/33	5.000%	7,450,000	7,534,632
01/01/34	5.000%	10,510,000	10,609,214
Cook County High School District No. 209 Proviso Township Limited General Obligation Bonds Capital Appreciation Series 2004 (AGM) (g)
12/01/15	5.000%	1,750,000	1,851,623
Cook County School District No. 102 La Grange Unlimited General Obligation Bonds Capital Appreciation Series 2001 (NPFGC) (f)
12/01/20	0.000%	3,065,000	2,556,210
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/20	8.250%	1,015,000	1,337,405
01/01/23	8.250%	1,420,000	1,969,512
County of Du Page Unlimited General Obligation Refunding Bonds Jail Project Series 1993
01/01/21	5.600%	2,305,000	2,627,792
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC) (f)
01/01/21	0.000%	2,675,000	2,187,428
Illinois Finance Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
Refunding Revenue Bonds
Swedish Covenant
Series 2010A
08/15/38	6.000%	$12,505,000	$13,313,323
Uno Charter School
Series 2011A
10/01/41	7.125%	3,000,000	3,405,390
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	5,550,000	6,113,880
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	2,000,000	2,286,280
Series 2009B
08/15/30	5.750%	10,000,000	11,431,400
Riverside Health System
Series 2009
11/15/35	6.250%	8,200,000	9,006,224
Rush University Medical Center
Series 2009C
11/01/39	6.625%	8,000,000	9,055,920
Sherman Health System
Series 2007A
08/01/37	5.500%	19,550,000	21,321,230
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	39,300,000	43,609,245
South Suburban
Series 1992 Escrowed to Maturity
02/15/18	7.000%	1,575,000	1,800,272
Illinois Finance Authority (f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	68,000,000	61,303,360
Illinois Sports Facilities Authority Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC) (f)
06/15/18	0.000%	4,000,000	3,608,600
Lake County School District No. 56
Unlimited General Obligation Bonds
Series 1997 Escrowed to Maturity (NPFGC)
01/01/17	9.000%	2,745,000	2,981,509
Unrefunded Unlimited General Obligation Bonds
Series 1997 (NPFGC)
01/01/17	9.000%	2,255,000	2,510,176
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick
Series 2010B-2
06/15/50	5.000%	6,625,000	6,757,632
Metropolitan Pier & Exposition Authority (f)
Revenue Bonds
McCormick Place Project
Series 1993 Escrowed to Maturity (NPFGC/FGIC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
06/15/16	0.000%	$1,115,000	$1,103,627
Unrefunded Revenue Bonds
McCormick Place Project
Series 1993 (NPFGC/FGIC)
06/15/16	0.000%	2,635,000	2,573,525
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C
12/01/33	5.250%	13,210,000	15,696,650
Railsplitter Tobacco Settlement Authority Revenue Bonds
Series 2010 06/01/28	6.000%	15,000,000	17,406,300
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/20	7.750%	5,000,000	6,046,450
Series 2002A (NPFGC)
07/01/31	6.000%	5,400,000	6,999,966
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/23	6.000%	4,000,000	5,032,040
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/26	6.000%	3,000,000	3,476,040
Series 2004A
03/01/34	5.000%	3,000,000	3,001,500
Series 2006
01/01/31	5.500%	7,985,000	9,157,597
Series 2012
03/01/35	5.000%	2,725,000	2,828,550
03/01/36	5.000%	2,000,000	2,071,980
Series 2013
07/01/38	5.500%	4,125,000	4,499,839
Series 2013A
04/01/36	5.000%	8,000,000	8,320,720
Series 2014
02/01/39	5.000%	23,000,000	23,824,550
04/01/39	5.000%	10,000,000	10,363,700
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/25	5.000%	3,100,000	3,412,759
State of Illinois (h)
Unlimited General Obligation Bonds
Series 2014
05/01/36	5.000%	2,300,000	2,401,223
05/01/39	5.000%	6,175,000	6,401,314
Village of Glendale Heights Refunding Revenue Bonds Glendale Heights Project Series 1985B Escrowed to Maturity
12/01/15	7.100%	425,000	453,577
Total			435,106,778

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA 1.9%
County of Jasper
Refunding Revenue Bonds
Various-Northern Indiana Public Services
Series 1994C (NPFGC)
04/01/19	5.850%	$3,000,000	$3,432,870
Series 2003-RMKT (AMBAC)
07/01/17	5.700%	2,000,000	2,218,300
Crown Point Multi School Building Corp. Revenue Bonds First Mortgage Series 2000 (NPFGC) (f)
01/15/19	0.000%	8,165,000	7,387,365
Indiana Finance Authority
Refunding Revenue Bonds
Series 2007A (NPFGC)
06/01/29	4.500%	10,000,000	10,332,500
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	4,000,000	4,462,400
Revenue Bonds
1st Lien - CWA Authority
Series 2011A
10/01/31	5.250%	8,335,000	9,367,456
BHI Senior Living
Series 2011
11/15/31	5.500%	1,175,000	1,244,020
11/15/41	5.750%	5,655,000	5,995,092
Parkview Health System
Series 2009A
05/01/31	5.750%	6,500,000	7,057,115
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/33	5.000%	6,950,000	7,074,614
Revenue Bonds
Clarian Health Obligation Group
Series 2006A
02/15/36	5.000%	4,375,000	4,447,406
Indiana State Office Building Commission Revenue Bonds Womens Prison Series 1995B Escrowed to Maturity (AMBAC)
07/01/16	6.250%	6,180,000	6,568,846
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT (a)(d)(e)
11/15/31	6.500%	1,022,832	12,785
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007 (b)
09/01/37	5.700%	3,950,000	3,851,171
Total			73,451,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA 1.0%
City of Ames Revenue Bonds Mary Greely Medical Center Series 2011
06/15/36	5.250%	$6,000,000	$6,297,180
City of Marion Refunding Revenue Bonds 1st Mortgage
Series 2003 (g) 01/01/29	8.000%	124,000	127,914
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/32	5.500%	1,500,000	1,428,345
09/01/37	5.500%	2,500,000	2,282,550
09/01/43	5.750%	2,630,000	2,409,553
Revenue Bonds
Iowa Fertilizer Co. Project
Series 2013
12/01/25	5.250%	15,000,000	14,994,150
Iowa Student Loan Liquidity Corp. (a)
Senior Revenue Bonds
Series 2011A-2 AMT
12/01/26	5.600%	6,605,000	6,980,362
12/01/27	5.700%	4,545,000	4,784,612
Total			39,304,666
KANSAS 0.3%
City of Overland Park Revenue Bonds Prairiefire Lionsgate Project Series 2012
12/15/29	5.250%	11,000,000	10,590,690
KENTUCKY 1.5%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health
Series 2010B
03/01/40	6.375%	5,800,000	6,263,652
Revenue Bonds
Kings Daughters Medical
Series 2010
02/01/40	5.000%	3,300,000	3,384,282
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	3,200,000	3,303,680
12/01/38	6.000%	2,850,000	2,931,766
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	14,550,000	15,777,438

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KENTUCKY (CONTINUED)
Louisville/Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	$24,000,000	$28,307,760
Total			59,968,578
LOUISIANA 2.6%
East Baton Rouge Mortgage Finance Authority Refunding Revenue Bonds Series 1993B (GNMA/FNMA)
10/01/25	5.400%	120,000	120,018
Louisiana Housing Finance Agency Revenue Bonds Homeownership Program Series 2008A (GNMA/FNMA/FHLMC)
12/01/23	4.875%	575,000	607,263
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	6,250,000	6,951,687
Louisiana Public Facilities Authority
Prerefunded 02/15/17 Revenue Bonds
Tulane University Project
Series 2007 (NPFGC)
02/15/26	5.000%	95,000	105,748
Unrefunded Revenue Bonds
Tulane University Project
Series 2007 (NPFGC)
02/15/26	5.000%	905,000	992,577
Louisiana Public Facilities Authority (a)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/36	6.500%	25,000,000	26,021,000
Series 2013B
07/01/39	10.500%	10,000,000	10,295,800
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/30	6.250%	5,250,000	5,924,573
01/01/40	6.500%	20,400,000	22,883,292
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (g)
12/01/40	4.000%	7,900,000	8,322,176

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	$18,600,000	$19,288,758
St. Tammany Parish Wide School District No. 12 Unlimited General Obligation Bonds Series 2008
03/01/23	4.500%	1,000,000	1,093,190
Total			102,606,082
MARYLAND 1.0%
City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006
07/01/36	5.500%	6,804,000	6,679,555
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A
01/01/37	5.000%	5,000,000	5,082,050
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	4,000,000	4,279,560
Revenue Bonds
Salisbury University Project
Series 2012
06/01/30	5.000%	400,000	411,232
University of Maryland College Park Projects
Series 2008
06/01/33	5.750%	1,600,000	1,707,632
Senior Revenue Bonds
Towson University Project
Series 2012
07/01/29	5.000%	650,000	686,069
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Anne Arundel Health System
Series 2009A
07/01/39	6.750%	5,000,000	5,993,450
University of Maryland Medical System
Series 2005 (AMBAC)
07/01/28	5.250%	3,000,000	3,316,710
Washington County Hospital
Series 2008
01/01/33	5.750%	3,495,000	3,598,137
Resolution Trust Corp. Pass-Through Certificates Series 1993A (d)
12/01/16	8.500%	6,615,222	6,534,054
Total			38,288,449

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS 6.4%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1
07/01/30	5.250%	$1,000,000	$1,066,970
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT (a)(d)
09/01/35	6.500%	5,030,000	3,678,992
Boston Water & Sewer Commission
Refunding Revenue Bonds
Senior Series 2009A
11/01/28	5.000%	1,250,000	1,431,787
Revenue Bonds
Senior Series 1993A
11/01/19	5.250%	3,870,000	4,359,787
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/27	5.500%	4,500,000	5,429,835
01/01/30	5.500%	2,500,000	3,031,350
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
General Transportation System
Series 1994C (AGM)
03/01/19	7.000%	2,500,000	2,794,025
Series 1992B (NPFGC)
03/01/16	6.200%	745,000	791,265
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/26	5.500%	1,500,000	1,888,695
07/01/29	5.500%	2,000,000	2,499,880
Senior Series 2008B
07/01/27	5.250%	710,000	877,908
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/21	7.000%	625,000	784,356
Massachusetts Department of Transportation (f)
Revenue Bonds
Capital Appreciation
Senior Series 1997C (NPFGC)
01/01/18	0.000%	4,700,000	4,503,070
01/01/20	0.000%	17,000,000	15,228,940
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,145,000	988,307
Revenue Bonds
Adventcare Project
Series 2007A
10/15/28	6.650%	5,000,000	5,195,550
Boston College
Series 2009Q-2
07/01/29	5.000%	1,455,000	1,631,070
Boston Medical Center

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Series 2012C
07/01/29	5.000%	$1,000,000	$1,044,230
Boston University
Series 2005T-1 (AMBAC)
10/01/39	5.000%	2,000,000	2,095,460
Covenant Health System Obligation Group
Series 2012
07/01/31	5.000%	1,000,000	1,051,250
Education-Dexter School Project
Series 2007
05/01/26	4.500%	1,600,000	1,639,280
Evergreen Center, Inc.
Series 2005
01/01/35	5.500%	750,000	750,083
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	1,000,000	1,111,680
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/46	6.250%	2,127,125	1,724,694
Series 2011A-2
11/15/46	5.500%	154,325	110,251
Partners Healthcare
Series 2012L
07/01/36	5.000%	1,000,000	1,087,070
Smith College
Series 2005
07/01/35	5.000%	3,000,000	3,129,810
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,387,240
Massachusetts Development Finance Agency (f)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	767,588	3,600
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/28	6.000%	675,000	719,989
Massachusetts Educational Financing Authority (a)
Revenue Bonds
Issue I
Series 2010B AMT
01/01/31	5.700%	6,790,000	7,106,821
Series 2008H (AGM) AMT
01/01/30	6.350%	6,815,000	7,305,612
Series 2011J AMT
07/01/33	5.625%	2,250,000	2,365,492
Series 2012J AMT
07/01/25	4.625%	10,000,000	10,313,500
07/01/28	4.900%	955,000	984,509
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-2
06/01/35	5.500%	22,000,000	27,538,500
Caregroup

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Series 1998B-2 (NPFGC)
02/01/28	5.375%	$1,380,000	$1,540,342
Series 2008E-1
07/01/33	5.125%	3,000,000	3,129,420
Harvard University
Series 1991N
04/01/20	6.250%	4,675,000	5,919,999
Series 2009A
11/15/36	5.500%	1,000,000	1,165,240
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/35	5.375%	1,000,000	1,038,430
Massachusetts Institute of Technology
Series 2004M
07/01/25	5.250%	500,000	632,435
Series 2009O
07/01/26	5.000%	11,500,000	13,220,975
Milford Regional Medical
Series 2007E
07/15/22	5.000%	1,250,000	1,303,175
07/15/32	5.000%	4,720,000	4,757,194
07/15/37	5.000%	500,000	495,890
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	11,400,000	12,403,770
Springfield College
Series 2010
10/15/40	5.625%	4,500,000	4,769,280
Suffolk University
Series 2009A
07/01/30	6.250%	1,000,000	1,162,860
Tufts University
Series 2008
08/15/38	5.375%	1,000,000	1,131,930
Series 2009M
02/15/28	5.500%	1,000,000	1,248,280
Unrefunded Revenue Bonds
South Shore
Series 1999F
07/01/29	5.750%	1,845,000	1,853,026
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2009-147
06/01/28	4.800%	60,000	60,812
Massachusetts Housing Finance Agency (a)
Revenue Bonds
Housing
Series 2011A AMT
12/01/36	5.250%	1,680,000	1,713,634
Rental Housing
Series 2004A (AGM) AMT
07/01/25	5.250%	5,655,000	5,661,447
Series 2007D AMT
06/01/40	4.850%	525,000	526,628
Series 2010C AMT
12/01/30	5.000%	1,000,000	1,031,160
Massachusetts Housing Finance Agency (a)(g)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Single Family
Series 2006-122 AMT
12/01/31	4.850%	$5,140,000	$5,162,976
Massachusetts Industrial Finance Agency Refunding Revenue Bonds Chelsea Jewish Series 1997A (FHA)
08/01/37	6.500%	605,000	606,204
Massachusetts Port Authority Revenue Bonds Bosfuel Project Series 2007 (NPFGC) AMT (a)
07/01/32	5.000%	2,000,000	2,047,500
Massachusetts State College Building Authority
Revenue Bonds
Series 2008A (AGM)
05/01/38	5.000%	3,000,000	3,293,430
Massachusetts State College Building Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/18	0.000%	4,000,000	3,820,080
05/01/19	0.000%	7,710,000	7,177,316
05/01/23	0.000%	3,000,000	2,388,180
Massachusetts Water Pollution Abatement Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/30	5.250%	1,000,000	1,245,160
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/17	6.000%	12,445,000	14,544,720
Massachusetts Water Resources Authority
Prerefunded 08/01/17 Revenue Bonds
Series 2005A (NPFGC)
08/01/24	5.250%	155,000	177,666
Refunding Revenue Bonds
General
Series 2011C
08/01/28	5.000%	500,000	571,520
Revenue Bonds
Series 1992A Escrowed to Maturity
07/15/19	6.500%	4,865,000	5,540,505
Series 2002J (AGM)
08/01/21	5.500%	5,000,000	6,169,600
Series 2006A (AMBAC)
08/01/24	5.000%	2,170,000	2,486,321
Unrefunded Revenue Bonds
General
Series 1993C (AMBAC/TCRS)
12/01/15	5.250%	205,000	215,045
Series 1993C (TCRS)
12/01/15	5.250%	565,000	592,047
Series 2005A (NPFGC)
08/01/24	5.250%	2,845,000	3,224,409

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/36	5.250%	$3,000,000	$3,294,300
Total			255,973,764
MICHIGAN 1.6%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013
06/01/22	5.500%	2,000,000	1,981,900
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	11,925,000	11,599,447
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/34	5.000%	1,375,000	1,324,991
Series 2005A (NPFGC)
07/01/27	5.000%	1,290,000	1,265,413
Series 2011A
07/01/41	5.250%	2,000,000	1,943,480
Detroit City School District Unlimited General Obligation Refunding Bonds School Building & Site Improvement Series 2005A (AGM) (Qualified School Bond Loan Fund)
05/01/17	5.000%	2,500,000	2,579,675
Goodrich Area School District Unrefunded Unlimited General Obligation Bonds Series 2003B (Qualified School Bond Loan Fund)
05/01/27	5.000%	495,000	496,777
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	390,000	394,867
11/01/22	5.000%	750,000	715,493
11/01/32	4.750%	1,170,000	965,706
Michigan Higher Education Facilities Authority Prerefunded 12/01/17 Limited Obligation Revenue Bonds Kalamazoo College Project Series 2007
12/01/33	5.000%	250,000	286,723
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/21	7.000%	2,505,000	3,102,217
Michigan Sugar Co.- Caro Project
Series 1998B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
11/01/25	6.450%	$3,500,000	$3,133,235
Michigan Strategic Fund (a)(d)
Refunding Revenue Bonds
Michigan Sugar Co.- Carollton
Series 1998C AMT
11/01/25	6.550%	4,250,000	3,836,433
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/25	5.000%	1,020,000	1,237,362
Roseville Community Schools Unlimited General Obligation Refunding Bonds School Building & Site Series 2006 (AGM) (Qualified School Bond Loan Fund)
05/01/23	5.000%	3,100,000	3,305,623
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D (h)
09/01/39	5.000%	9,425,000	9,902,753
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.100%	1,790,000	2,146,317
State of Michigan
Refunding Revenue Bonds
Series 2006 (AGM)
05/15/24	5.000%	2,000,000	2,166,940
State of Michigan (f)
Certificate of Participation
Series 2000 Escrowed to Maturity (AMBAC)
06/01/21	0.000%	6,000,000	5,174,820
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) AMT (a)
12/01/19	4.750%	3,750,000	3,936,638
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.500%	1,000,000	1,172,870
Total			62,669,680
MINNESOTA 3.8%
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	7,500,000	8,852,100
City of St. Louis Park
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	$16,825,000	$18,064,834
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/23	5.500%	22,775,000	24,812,679
07/01/30	5.750%	3,200,000	3,439,616
County of Meeker Revenue Bonds Memorial Hospital Project Series 2007
11/01/37	5.750%	1,750,000	1,802,273
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	4,000,000	4,265,920
03/01/40	6.500%	2,800,000	2,988,216
Southern Minnesota Municipal Power Agency (f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/22	0.000%	27,500,000	22,201,850
01/01/23	0.000%	26,500,000	20,418,250
01/01/25	0.000%	17,500,000	12,328,750
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/36	5.250%	4,550,000	4,678,310
Healtheast Project
Series 2005
11/15/25	6.000%	3,500,000	3,615,360
11/15/30	6.000%	10,000,000	10,255,200
11/15/35	6.000%	11,500,000	11,769,330
University of Minnesota Revenue Bonds Series 1996A Escrowed to Maturity
07/01/21	5.500%	1,000,000	1,197,770
Western Minnesota Municipal Power Agency Revenue Bonds Series 1983 Escrowed to Maturity (NPFGC)
01/01/16	9.750%	1,000,000	1,115,980
Total			151,806,438
MISSISSIPPI 0.4%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	2,470,000	2,904,201

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSISSIPPI (CONTINUED)
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC)
12/01/23	5.500%	$5,300,000	$6,103,268
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	6,640,000	7,070,803
Rankin County Five Lakes Utility District Series 1994 (d)
07/15/37	7.000%	455,000	455,132
Total			16,533,404
MISSOURI 1.2%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/25	6.000%	2,200,000	2,291,080
11/01/39	6.875%	1,500,000	1,569,375
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Lester E. Cox Medical Center
Series 1993I (NPFGC)
06/01/15	5.250%	705,000	716,724
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/31	5.750%	1,730,000	1,856,671
02/01/41	6.000%	2,600,000	2,798,094
Senior Living Facilities-Lutheran
Series 2010
02/01/42	5.500%	2,000,000	2,063,400
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	12,000,000	13,669,800
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT (a)
03/15/29	5.200%	6,385,000	7,393,319
St. Louis Area Housing Finance Corp. Wellington Arms III Project Series 1979
01/01/21	7.375%	969,889	972,362
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Anheuser-Busch Co. Project
Series 1991
05/01/16	6.650%	2,650,000	2,902,625
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Friendship Village Sunset Hills
Series 2013A
09/01/33	5.500%	$2,750,000	$2,916,650
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	7,000,000	7,023,870
St. Louis County Industrial Development Authority (f)
Revenue Bonds
Convention Center Hotel
Series 2000 (AMBAC)
07/15/18	0.000%	2,000,000	1,789,880
University of Missouri Unrefunded Revenue Bonds System Facilities Series 2006A
11/01/26	5.000%	740,000	787,197
Total			48,751,047
NEBRASKA 0.6%
Douglas County Hospital Authority No. 2 Revenue Bonds Health Facilities-Immanuel Obligation Group Series 2010
01/01/40	5.625%	875,000	934,544
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	11,500,000	12,266,820
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008
09/01/28	4.750%	6,800,000	7,313,468
Omaha Public Power District
Revenue Bonds
Series 1986A Escrowed to Maturity
02/01/15	6.000%	485,000	506,248
Series 1992B Escrowed to Maturity
02/01/17	6.200%	975,000	1,068,151
Total			22,089,231
NEVADA 1.4%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	2,500,000	2,547,625
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A (b)
06/15/28	6.750%	2,000,000	2,053,720

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A
07/01/34	5.250%	$12,000,000	$13,693,920
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/34	5.125%	18,750,000	20,173,687
County of Clark (a)
Revenue Bonds
Southwest Gas Corp. Project
Series 2005A (AMBAC) AMT
10/01/35	4.850%	5,000,000	5,010,650
Henderson Local Improvement Districts Special Assessment Bonds Series 2006T-18
09/01/35	5.300%	7,685,000	6,069,536
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	4,095,000	4,451,552
State of Nevada Department of Business & Industry Revenue Bonds Republic Services, Inc. Series 2003 AMT (a)(g)
12/01/26	5.625%	2,000,000	2,185,520
Total			56,186,210
NEW JERSEY 3.0%
Middlesex County Improvement Authority (d)(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,500,000	104,070
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37	6.250%	4,000,000	277,520
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/25	5.500%	23,990,000	29,174,719
Series 2005N-1 (NPFGC)
09/01/27	5.500%	5,000,000	6,034,300
Seeing Eye, Inc. Project
Series 2005 (AMBAC)
12/01/24	5.000%	1,000,000	1,021,740
Revenue Bonds
MSU Student Housing Project - Provident
Series 2010
06/01/31	5.750%	4,350,000	4,720,794
06/01/42	5.875%	14,500,000	15,686,680

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
New Jersey Economic Development Authority (a)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	$7,000,000	$7,033,460
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/23	5.125%	5,000,000	5,059,100
09/15/29	5.250%	2,500,000	2,526,575
New Jersey Educational Facilities Authority Revenue Bonds William Paterson University Series 2008C
07/01/24	5.000%	1,000,000	1,127,510
New Jersey Environmental Infrastructure Trust
Prerefunded 09/01/16 Revenue Bonds
Environmental
Series 2007A
09/01/22	5.000%	10,000	11,075
Series 2007A
09/01/22	5.000%	5,000	5,538
Prerefunded 9/01/16 Revenue Bonds
Environmental
Series 2007
09/01/22	5.000%	35,000	38,763
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	4,000,000	4,257,000
Virtua Health
Series 2009
07/01/33	5.750%	750,000	817,642
New Jersey State Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/30	5.250%	2,000,000	2,397,800
Revenue Bonds
Series 1991C (NPFGC) Escrowed to Maturity
01/01/16	6.500%	3,830,000	4,016,751
Series 2004C-2 (AMBAC)
01/01/25	5.500%	2,500,000	3,074,650
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 1999A
06/15/20	5.750%	4,150,000	5,006,560
Series 2006A
12/15/23	5.500%	3,000,000	3,647,100
Series 2011B
06/15/31	5.500%	7,250,000	8,200,982
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT (a)
12/01/31	5.250%	15,000,000	16,074,000
Total			120,314,329

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare
Series 2009
08/01/39	5.000%	$6,500,000	$6,773,520
Presbyterian Healthcare Services
Series 2008A
08/01/32	6.375%	8,650,000	10,027,167
Total			16,800,687
NEW YORK 6.3%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	3,830,000	4,073,856
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	6,500,000	7,077,590
City of New York
Unrefunded Unlimited General Obligation Bonds
Series 2005-M
04/01/22	5.000%	475,000	495,021
Series 2002E (NPFGC/IBC)
08/01/15	5.625%	5,000	5,023
Housing Development Corp. Revenue Bonds Series 2005F-1
11/01/25	4.650%	5,000,000	5,115,400
Long Island Power Authority Revenue Bonds Series 2008A
05/01/33	6.000%	2,725,000	3,175,606
Metropolitan Transportation Authority
Revenue Bonds
Series 2007A (AGM)
11/15/33	5.000%	12,000,000	12,888,000
Series 2007B
11/15/24	5.000%	6,820,000	7,607,915
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium-Payment
Series 2006I (FGIC)
03/01/46	5.000%	2,000,000	2,014,760
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01/01/24	5.000%	3,000,000	3,039,420
New York City Industrial Development Agency (a)(g)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/21	5.500%	6,940,000	7,404,147
01/01/24	5.500%	5,500,000	5,850,900

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4
01/15/25	5.125%	$2,000,000	$2,309,000
New York City Water & Sewer System Revenue Bonds Series 2005C (NPFGC)
06/15/27	5.000%	8,000,000	8,395,840
New York Local Government Assistance Corp. Refunding Revenue Bonds Series 1993E (AMBAC/TCRS)
04/01/16	5.250%	10,000,000	10,689,800
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT (a)
10/01/21	4.600%	1,455,000	1,490,953
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/29	5.500%	2,030,000	2,540,646
Revenue Bonds
Consolidated City University System
2nd General Series 1993A
07/01/18	5.750%	5,500,000	6,061,770
Consolidated City University System 2nd Generation
Series 1993A
07/01/20	6.000%	13,350,000	15,933,759
Series 1993A (AGM)
07/01/20	6.000%	6,140,000	7,328,336
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/30	5.250%	3,000,000	3,310,980
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	15,000,000	15,694,650
New York University
Series 2008A
07/01/29	5.000%	3,845,000	4,318,166
New York University Hospital Center
Series 2007B
07/01/24	5.250%	420,000	448,220
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/37	5.500%	6,250,000	6,703,437
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	2,250,000	2,302,538
State University
Series 1993A (NPFGC/IBC)
05/15/17	5.875%	28,240,000	31,187,691

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
New York State Energy Research & Development Authority Revenue Bonds Series 1993 (g)
04/01/20	12.359%	$13,000,000	$13,036,920
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds New York City Municipal Water Series 2008A
06/15/28	5.000%	1,000,000	1,126,390
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 144th
Series 2006
10/01/28	5.000%	1,000,000	1,089,960
JFK International Air Terminal
Series 2010
12/01/36	6.000%	7,000,000	7,699,090
Port Authority of New York & New Jersey (a)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	5,600,000	5,427,352
JFK International Air Terminal 4 Special Project
Series 1997 (NPFGC) AMT
12/01/22	5.750%	6,500,000	6,540,235
Suffolk County Industrial Development Agency
Revenue Bonds
Gurwin Jewish-Phase II
Series 2004
05/01/39	6.700%	840,000	856,951
Suffolk County Industrial Development Agency (a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/23	5.500%	7,260,000	7,219,925
Triborough Bridge & Tunnel Authority
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/21	6.125%	11,000,000	13,599,520
01/01/21	6.125%	7,000,000	8,654,240
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/42	6.000%	7,000,000	5,344,010
Ulster County Industrial Development Agency (d)
Revenue Bonds
Series 2007A
09/15/37	6.000%	2,000,000	1,562,300
Total			249,620,317

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA 1.2%
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008
07/01/26	5.000%	$8,450,000	$9,677,531
City of High Point Revenue Bonds Series 2008 (AGM)
11/01/28	5.000%	350,000	399,070
Durham Housing Authority Revenue Bonds Series 2005 AMT (a)(d)
02/01/38	5.650%	3,141,656	3,063,618
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,940,000	2,493,928
Revenue Bonds
Series 1986A Escrowed to Maturity
01/01/17	5.000%	3,870,000	4,156,960
Series 2009A
01/01/26	5.500%	300,000	334,515
Series 2009B
01/01/26	5.000%	7,000,000	7,653,380
Unrefunded Revenue Bonds
Series 1991A
01/01/18	6.500%	2,185,000	2,596,414
North Carolina Housing Finance Agency Revenue Bonds Series 2006A-26 AMT (a)(g)
01/01/38	5.500%	555,000	565,712
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-Givens Estates
Series 2007
07/01/33	5.000%	5,000,000	5,130,100
Revenue Bonds
1st Mortgage Deerfield
Series 2008A
11/01/33	6.000%	4,060,000	4,428,242
1st Mortgage-Presbyterian Homes
Series 2006
10/01/31	5.500%	2,500,000	2,497,100
Health Care Housing Arc Projects
Series 2004A
10/01/34	5.800%	1,400,000	1,427,986
North Carolina Medical Care Commission (f)
Refunding Revenue Bonds
Capital Appreciation-Wilson Memorial Hospital
Escrowed to Maturity Series 1997 (AMBAC)
11/01/14	0.000%	1,380,000	1,377,778

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
State of North Carolina Revenue Bonds Annual Appropriation Series 2009A
05/01/27	5.000%	$305,000	$350,927
Total			46,153,261
NORTH DAKOTA 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B
07/01/40	5.150%	7,900,000	8,186,375
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/29	5.125%	4,490,000	4,556,362
Total			12,742,737
OHIO 1.3%
Adams County/Ohio Valley Local School District Unlimited General Obligation Bonds Adams and Highland Counties Series 1995 (NPFGC)
12/01/15	7.000%	1,165,000	1,239,490
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012
02/15/37	5.000%	13,220,000	13,924,758
City of Cleveland
Refunding Revenue Bonds
1st Mortgage
Series 1993G (NPFGC)
01/01/21	5.500%	3,995,000	4,697,601
Revenue Bonds
Series 2008B-1 (NPFGC)
11/15/28	5.000%	500,000	556,475
City of Lakewood Water System Revenue Bonds Series 1995 (AMBAC)
07/01/20	5.850%	1,390,000	1,675,131
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/36	5.250%	2,380,000	2,501,261
08/01/41	5.250%	6,900,000	7,203,669

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
County of Hamilton Revenue Bonds Improvement- Greater Cincinnati Metropolitan Series 2007A
12/01/25	5.000%	$3,425,000	$3,881,758
Kings Local School District Unlimited General Obligation Bonds National Public Finance (NPFGC/FGIC) Series 1995 Escrowed to Maturity
12/01/16	7.500%	1,285,000	1,426,735
Ohio Higher Educational Facility Commission Revenue Bonds University of Dayton Project Series 2009
12/01/24	5.500%	3,000,000	3,500,850
Ohio Housing Finance Agency Revenue Bonds Mortgage-Backed Securities Program Series 2008F (GNMA/FNMA/FHLMC)
09/01/28	5.250%	115,000	116,710
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC)
02/15/26	5.500%	3,000,000	3,756,270
Toledo-Lucas County Port Authority
Special Assessment Bonds
Town Square at Levi Commons
Series 2007
11/01/36	5.400%	2,605,000	1,301,067
Toledo-Lucas County Port Authority (g)
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/21	6.450%	3,950,000	4,892,075
Total			50,673,850
OREGON 0.4%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998
10/01/28	5.125%	655,000	655,472
City of Forest Grove Refunding Revenue Bonds Campus Improvement Pacific University Series 2014A
05/01/40	5.000%	1,500,000	1,548,915
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(c)
10/01/26	5.625%	3,500,000	3,249,960

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OREGON (CONTINUED)
Linn County Community School District No. 9 Lebanon Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/15/30	5.500%	$1,435,000	$1,839,770
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	4,500,000	5,135,805
Oregon State Facilities Authority
Revenue Bonds
Linfield College Project
Series 2005A
10/01/25	5.000%	750,000	762,533
Willamette University Projects
Series 2007A
10/01/27	5.000%	1,500,000	1,566,465
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2005A
07/01/20	4.400%	185,000	185,568
Polk, Marion & Benton School District No. 13J Unlimited General Obligation Bonds Central School District Series 2009A
06/15/29	4.375%	1,300,000	1,362,855
Total			16,307,343
PENNSYLVANIA 2.3%
Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008
03/01/28	5.000%	490,000	518,312
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds Series 2012A
05/01/42	5.000%	5,500,000	5,507,205
Butler County Hospital Authority Revenue Bonds Butler Health Systems Project Series 2009
07/01/39	7.250%	7,000,000	8,066,520
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (a)
06/01/24	6.900%	3,400,000	4,223,718
Delaware Valley Regional Finance Authority Revenue Bonds Series 1997C (AMBAC)
07/01/27	7.750%	1,000,000	1,375,960

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	$4,000,000	$4,221,120
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC)
09/01/19	6.000%	14,010,000	16,884,852
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	5,325,000	5,464,941
Pennsylvania Economic Development Financing Authority (a)
Revenue Bonds
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/31	5.375%	1,000,000	1,173,290
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University
Series 2008
07/01/28	5.750%	3,000,000	3,063,150
Edinboro University Foundation
Series 2010
07/01/43	6.000%	4,750,000	4,854,975
Pennsylvania Turnpike Commission Revenue Bonds Subordinated Series 2014A-1
12/01/43	5.000%	16,940,000	17,850,864
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	5,475,000	5,622,387
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	2,500,000	2,774,425
Philadelphia Redevelopment Authority Revenue Bonds Subordinated Series 1986B Escrowed to Maturity (GNMA)
06/01/17	9.000%	450,000	562,072
Washington County Industrial Development Authority
Revenue Bonds
Washington Jefferson College
Series 2010
11/01/36	5.000%	4,850,000	5,053,991
Washington County Industrial Development Authority (d)
Refunding Revenue Bonds
1st Mortgage-AHF/Central Project
Series 2003

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
01/01/29	8.500%	$1,873,000	$1,932,618
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC) (f)
08/15/22	0.000%	2,000,000	1,550,120
Total			90,700,520
PUERTO RICO 1.8%
Puerto Rico Electric Power Authority (c)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/23	5.000%	1,000,000	985,490
Revenue Bonds
Series 2003NN (NPFGC)
07/01/21	5.250%	3,500,000	3,498,705
Series 2008WW
07/01/23	5.375%	2,500,000	1,588,550
Series 2010XX
07/01/40	5.250%	14,500,000	8,519,475
Series 2012A
07/01/29	5.000%	9,250,000	5,624,185
Series 2013A
07/01/36	6.750%	1,500,000	971,850
07/01/43	7.000%	16,430,000	10,638,753
Puerto Rico Highways & Transportation Authority (c)
Refunding Revenue Bonds
Series 1996Z Escrowed to Maturity (AGM)
07/01/18	6.000%	5,360,000	6,319,601
Series 2003AA (NPFGC)
07/01/20	5.500%	180,000	183,757
Series 2003AA Escrowed to Maturity (NPFGC)
07/01/20	5.500%	320,000	392,618
Revenue Bonds
Series 2005K
07/01/20	5.000%	5,000,000	2,877,950
Puerto Rico Public Buildings Authority (c)
Refunding Revenue Bonds
Government Facilities
Series 2002F
07/01/20	5.250%	2,000,000	1,618,560
Series 2007M
07/01/31	6.250%	27,000,000	20,186,010
Puerto Rico Public Finance Corp. (c)
Revenue Bonds
Commonwealth Appropriation
Series 1998A (AMBAC)
06/01/19	5.375%	2,190,000	2,608,575
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	450,000	570,604
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,331,410
Commonwealth Appropriations
Series 2002E Escrowed to Maturity

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO (CONTINUED)
08/01/26	6.000%	$2,470,000	$3,243,802
Total			71,159,895
RHODE ISLAND —%
Rhode Island Student Loan Authority Revenue Bonds Series 2007-2 (AMBAC) AMT (a)
12/01/37	4.850%	1,485,000	1,502,285
SOUTH CAROLINA 0.8%
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A
10/01/26	5.250%	1,700,000	1,608,608
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/21	6.250%	1,250,000	1,542,312
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/25	5.375%	11,280,000	13,230,989
Piedmont Municipal Power Agency (f)
Refunding Revenue Bonds
Capital Appreciation
Subordinated Series 2004A-2 (NPFGC)
01/01/24	0.000%	5,000,000	3,564,700
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
The Woodlands at Furman Project
Series 2012
11/15/42	6.000%	5,133,239	3,599,684
Revenue Bonds
York Preparatory Academy Project
Series 2014-A
11/01/45	7.250%	3,935,000	4,038,176
Series 2014A
11/01/23	5.750%	1,280,000	1,278,144
11/01/33	7.000%	910,000	935,180
South Carolina Jobs-Economic Development Authority (f)
Refunding Subordinated Revenue Bonds
The Woodlands at Furman Project
Series 2012
11/15/47	0.000%	1,283,310	12,833
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2006A (NPFGC)
01/01/27	5.000%	2,600,000	2,760,992
Series 2008A
01/01/28	5.375%	250,000	284,555
Total			32,856,173

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH DAKOTA 0.4%
Heartland Consumers Power District Unrefunded Revenue Bonds Series 1992 (AGM)
01/01/17	6.000%	$8,635,000	$9,289,965
State of South Dakota Revenue Bonds Escrowed to Maturity Series 1993A (AGM)
09/01/17	6.700%	5,975,000	6,553,021
Total			15,842,986
TENNESSEE —%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Refunding Revenue Bonds 1st Mortgage - AHF Project Series 2003 (d)
01/01/29	8.500%	380,000	392,095
TEXAS 9.0%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	1,370,000	1,448,487
07/01/45	6.200%	7,200,000	7,780,032
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B (g)
04/01/45	6.125%	13,450,000	14,639,652
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/33	5.000%	2,700,000	2,827,440
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	8,620,000	9,509,067
Central Texas Regional Mobility Authority (f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/25	0.000%	2,000,000	1,238,840
City Public Service Board of San Antonio Revenue Bonds Series 1997 Escrowed to Maturity
02/01/20	5.500%	1,055,000	1,252,021
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	8,000,000	8,948,560
City of Houston Airport System

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Refunding Revenue Bonds
Senior Lien
Series 2009A
07/01/34	5.500%	$10,500,000	$11,866,470
City of Houston Airport System (a)
Refunding Revenue Bonds
Continental-Special Facilities
Series 2011A AMT
07/15/30	6.500%	5,555,000	6,062,394
Subordinated Lien
Series 2012A AMT
07/01/31	5.000%	5,000,000	5,345,250
City of Houston Utility System (f)
Refunding Revenue Bonds
Capital Appreciation
Series 1998A Escrowed to Maturity (AGM)
12/01/19	0.000%	26,955,000	24,597,246
Unrefunded Revenue Bonds
Capital Appreciation
Series 1998A (AGM)
12/01/19	0.000%	9,545,000	8,561,865
City of Houston Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC) (f)
09/01/17	0.000%	2,000,000	1,885,780
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/41	5.750%	2,000,000	2,147,360
Series 2012
08/15/32	5.000%	2,165,000	2,254,285
08/15/42	5.000%	2,350,000	2,405,883
Series 2013
08/15/33	6.000%	990,000	1,121,779
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	7,500,000	7,520,100
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Series 2012B
11/01/35	5.000%	10,000,000	10,597,000
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2014 AMT (a)
11/01/32	5.000%	3,400,000	3,603,116
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,382,680
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Memorial Hermann Healthcare System
Series 2008B
12/01/35	7.250%	$8,800,000	$11,193,248
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/21	6.750%	1,970,000	2,263,806
Harris County-Houston Sports Authority (f)
Refunding Revenue Bonds
Capital Appreciation-Senior Lien
Series 2001A (NPFGC)
11/15/14	0.000%	3,905,000	3,830,961
11/15/15	0.000%	3,975,000	3,744,371
11/15/16	0.000%	4,040,000	3,647,191
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/41	6.875%	4,045,000	4,779,693
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc. Series 2009A
08/15/44	6.375%	7,500,000	8,326,275
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A
11/01/29	6.300%	2,800,000	3,170,244
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (a)
12/01/24	6.875%	15,000,000	15,641,550
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2009C
01/01/44	5.250%	5,000,000	5,207,300
Series 2011
01/01/38	5.000%	5,500,000	5,753,330
First Tier
Series 2012B
01/01/42	5.000%	12,845,000	13,486,351
Toll 2nd Tier
Series 2008F
01/01/38	5.750%	11,355,000	12,361,734
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/34	7.500%	2,000,000	2,027,500
11/15/44	7.750%	2,800,000	2,848,188

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	$2,700,000	$3,093,687
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (a)
07/01/38	8.000%	35,000,000	36,668,450
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Obligation Group
Series 2007
05/15/27	5.125%	2,000,000	2,014,220
Air Force Villages, Inc. Obligation Group
Series 2007
05/15/37	5.125%	2,000,000	1,948,500
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,396,240
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	12,000,000	9,768,120
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	2,000,000	2,620,600
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bonds
Series 2012
12/15/29	5.000%	8,300,000	8,641,711
Series 2012
12/15/32	5.000%	7,500,000	7,716,600
Texas State Turnpike Authority (f)
Revenue Bonds
Capital Appreciation 1st Tier
Series 2002A (AMBAC)
08/15/16	0.000%	7,000,000	6,780,200
08/15/18	0.000%	10,000,000	9,128,200
08/15/19	0.000%	10,330,000	9,077,797
Texas Transportation Commission Refunding Revenue Bonds 1st Tier Series 2012-A
08/15/41	5.000%	16,075,000	16,513,044
Travis County Health Facilities Development Corp. Revenue Bonds Querencia Barton Creek Project Series 2005
11/15/25	5.500%	1,000,000	1,008,190

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	$500,000	$533,460
Total			358,186,068
UTAH 0.1%
City of Provo Energy System Revenue Bonds Series 1980 Escrowed to Maturity
04/01/15	10.125%	225,000	245,369
Utah Housing Corp. Revenue Bonds Series 2003A-1 AMT (a)
07/01/24	5.125%	595,000	596,964
Utah Transit Authority Revenue Bonds Series 2008A
06/15/25	5.000%	2,000,000	2,281,180
Total			3,123,513
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012-A (c)
10/01/32	5.000%	4,000,000	4,065,800
VIRGINIA 1.0%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	7,505,000	7,606,468
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health Systems Project Series 1993
08/15/23	5.000%	10,000,000	11,893,500
Fredericksburg Economic Development Authority (h)
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2014
06/15/30	5.000%	1,000,000	1,063,310
06/15/31	5.000%	800,000	845,944
06/15/33	5.000%	500,000	522,895
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/26	6.625%	2,145,000	2,409,178

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC)
07/15/22	5.250%	$5,380,000	$6,079,992
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	7,095,000	7,356,876
Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009
10/01/26	5.000%	1,500,000	1,755,000
Total			39,533,163
WASHINGTON 3.4%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC) (f)
12/01/16	0.000%	3,000,000	2,946,750
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/27	5.000%	1,540,000	1,530,267
09/01/32	5.250%	1,000,000	998,170
Skagit County Public Hospital District No. 1
Revenue Bonds
Skagit Valley Hospital
Series 2005
12/01/30	5.500%	1,235,000	1,276,224
Series 2007
12/01/28	5.750%	1,500,000	1,635,480
12/01/32	5.750%	2,000,000	2,113,720
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity
01/01/20	5.000%	17,750,000	21,029,312
State of Washington
Unlimited General Obligation Bonds
Series 2007D (AGM)
01/01/30	4.500%	24,470,000	25,912,262
Various Purpose
Series 2008A
07/01/27	5.000%	9,730,000	11,084,124
Washington Health Care Facilities Authority
Revenue Bonds
Kadlec Regional Medical Center
Series 2012
12/01/42	5.000%	8,220,000	8,307,543
Overlake Hospital Medical Center
Series 2010
07/01/30	5.500%	3,000,000	3,267,630

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	$4,685,000	$4,905,429
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing Revenue-Mirabella
Series 2012
10/01/32	6.500%	10,000,000	9,978,000
10/01/47	6.750%	1,000,000	1,001,870
Presbyterian Retirement
Series 2013
01/01/23	5.000%	1,445,000	1,488,971
01/01/28	5.000%	2,015,000	1,962,328
01/01/33	5.000%	2,570,000	2,409,606
01/01/43	5.250%	7,550,000	6,908,628
Skyline At First Hill Project
Series 2012
01/01/19	7.000%	4,315,000	4,576,101
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01/01/27	5.625%	2,500,000	2,408,825
01/01/38	5.625%	19,450,000	17,911,311
Total			133,652,551
WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A (g)
12/01/38	5.375%	3,850,000	4,135,285
West Virginia State Building Commission Refunding Revenue Bonds West Virginia Regional Jail Series 1998A (AMBAC)
07/01/21	5.375%	3,215,000	3,525,890
West Virginia University
Revenue Bonds
University System Projects
Series 1998A (NFPGC)
04/01/28	5.250%	5,000,000	6,068,500
West Virginia University (f)
Revenue Bonds
University System Projects
Series 2000A (AMBAC)
04/01/16	0.000%	3,300,000	3,251,061
Total			16,980,736

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN 3.8%
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT (a)
11/01/21	6.000%	$6,000,000	$7,231,020
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009
02/15/39	5.875%	5,000,000	5,373,200
Public Finance Authority (a)
Refunding Revenue Bonds
TRIPS Senior Obligation Group
Series 2012 AMT
07/01/28	5.250%	4,000,000	4,135,200
07/01/42	5.000%	2,000,000	1,872,380
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	17,700,000	20,913,081
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/24	5.125%	15,910,000	16,951,946
08/15/25	5.125%	15,500,000	16,515,095
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	6,100,000	6,432,206
Beaver Dam Community Hospitals
Series 2013A
08/15/28	5.125%	6,750,000	7,025,400
08/15/34	5.250%	8,000,000	8,236,480
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	14,400,000	15,109,920
ProHealth Care, Inc.
Series 2012
08/15/28	5.000%	1,570,000	1,710,829
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	25,150,000	27,873,745
Riverview Hospital Association
Series 2008
04/01/33	5.750%	6,000,000	6,314,940
04/01/38	5.750%	4,000,000	4,209,960
St. John’s Community, Inc.
Series 2009A
09/15/29	7.250%	1,000,000	1,122,050
09/15/39	7.625%	1,000,000	1,126,820
Total			152,154,272

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WYOMING 0.2%
County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A
07/15/39	5.750%	$7,900,000	$8,727,288
Total Municipal Bonds (Cost: $3,565,830,107)			$3,884,977,522

Municipal Bonds Held in Trust 0.5%
MASSACHUSETTS 0.5%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (b)(g)(i)
11/15/36	20.350%	16,000,000	18,643,840
Total Municipal Bonds Held in Trust (Cost: $17,449,996)			$18,643,840

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.7%
COLORADO 0.1%
Colorado Educational & Cultural Facilities Authority (j)(k)
Revenue Bonds
UJA Federation of Northern New Jersey
VRDN Series 2007 (JPMorgan Chase Bank)
05/01/37	0.090%	$2,750,000	$2,750,000
VRDN Series 2007 (U.S. Bank)
06/01/37	0.090%	1,200,000	1,200,000
Total			3,950,000
IOWA 0.2%
Iowa Finance Authority Revenue Bonds Iowa Health System VRDN Series 2009 (JP Morgan Chase Bank) (j)(k)
02/15/35	0.080%	9,625,000	9,625,000
KENTUCKY —%
County of Shelby Revenue Bonds VRDN Series 2004A (U.S. Bank) (j)(k)
09/01/34	0.080%	1,510,000	1,510,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)
MINNESOTA 0.3%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Health Care Facilities VRDN Series 2004A (AGM) (k)
08/15/34	0.130%	$10,500,000	$10,500,000
NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority Revenue Bonds Littleton Regional Hospital VRDN Series 2007 (TD Banknorth) (j)(k)
10/01/42	0.130%	3,390,000	3,390,000
Total Floating Rate Notes (Cost: $28,975,000)			$28,975,000

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 0.1%
LOUISIANA 0.1%
Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2013A AMT (a)
08/01/14	7.820%	$3,300,000	$3,311,881
MICHIGAN —%
Michigan Finance Authority Revenue Notes State Aid Notes Series 2013C
08/20/14	1.210%	2,125,000	2,145,272
Total Municipal Short Term (Cost: $5,425,000)			$5,457,153

		Shares	Value

Money Market Funds 0.3%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (l)		6,268,589	$6,268,589
JPMorgan Municipal Money Market Fund, 0.000% (l)		4,133,466	4,133,466
Total Money Market Funds (Cost: $10,402,055)			$10,402,055
Total Investments (Cost: $3,628,082,158) (m)			$3,948,455,570(n)
Other Assets & Liabilities, Net			32,234,567
Net Assets			$3,980,690,137

Notes to Portfolio of Investments

(a)                                     Income from this security may be subject to alternative minimum tax.

(b)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $46,385,421 or 1.17% of net assets.

(c)                                     Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At April 30, 2014, the value of these securities amounted to $100,484,421 or 2.52% of net assets.

(d)                                     Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2014 was $36,733,238, representing 0.92% of net assets.  Information concerning such security holdings at April 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Boston Industrial Development Financing Authority
Revenue Bonds
Crosstown Center Project
Senior Series 2002 AMT
6.500% 09/01/35	09-20-02 - 04-07-08	4,954,448
Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
7.500% 07/01/40	03-07-00	7,615,965
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
13.000% 10/01/13	05-14-10	365,949
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
8.375% 10/01/15	10-04-04 - 05-14-10	1,691,224
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
8.750% 10/01/19	10-04-04 - 05-14-10	8,381,812
Cabazon Band Mission Indians
Revenue Bonds
Series 2010
8.375% 10/01/20	05-14-10	1,415,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
7.500% 12/01/32	12-22-11	1,885,000
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
7.000% 07/15/32	07-23-08	1,820,000
Durham Housing Authority
Revenue Bonds
Series 2005 AMT
5.650% 02/01/38	12-18-06	3,141,656
Indianapolis Airport Authority
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
6.500% 11/15/31	10-17-95 - 10-31-12	780,786

Security Description	Acquisition Dates	Cost ($)
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board
Refunding Revenue Bonds
1st Mortgage - AHF Project
Series 2003
8.500% 01/01/29	12-30-03	359,073
Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co. - Carollton
Series 1998C AMT
6.550% 11/01/25	11-24-98	4,250,000
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
8.750% 01/01/37	09-25-07	1,461,135
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
6.250% 01/01/37	03-18-05	3,865,993
Rankin County Five Lakes Utility District
Series 1994
7.000% 07/15/37	10-02-07	455,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
8.500% 12/01/16	08-27-93	6,654,387
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/37 6.000%	10-25-07	2,000,000
Washington County Industrial Development Authority
Refunding Revenue Bonds
1st Mortgage-AHF/Central Project
Series 2003
8.500% 01/01/29	12-30-03	1,769,854

(e)                                     Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2014, the value of these securities amounted to $4,702,203, which represents 0.12% of net assets.

(f)                                       Zero coupon bond.

(g)                                     Variable rate security.

(h)                                     Represents a security purchased on a when-issued or delayed delivery basis.

(i)                                        The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(j)                                        The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.

(k)                                     Interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2014.

(l)                                        The rate shown is the seven-day current annualized yield at April 30, 2014.

(m)                                  At April 30, 2014, the cost of securities for federal income tax purposes was approximately $3,628,082,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$380,269,000
Unrealized Depreciation	(59,895,000)
Net Unrealized Appreciation	$320,374,000

(n)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM                                          Assured Guaranty Municipal Corporation

AMBAC                             Ambac Assurance Corporation

AMT                                            Alternative Minimum Tax

FGIC                                        Financial Guaranty Insurance Company

FHA                                             Federal Housing Authority

FHLMC                             Federal Home Loan Mortgage Corporation

FNMA                                    Federal National Mortgage Association

GNMA                                  Government National Mortgage Association

IBC                                                 Insurance Bond Certificate

MGIC                                      Mortgage Guaranty Insurance Corporation

NPFGC                            National Public Finance Guarantee Corporation

TCRS                                     Transferable Custodial Receipts

VRDN                                    Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	3,884,977,522	—	3,884,977,522
Municipal Bonds Held in Trust	—	18,643,840	—	18,643,840
Total Bonds	—	3,903,621,362	—	3,903,621,362
Short-Term Securities
Floating Rate Notes	—	28,975,000	—	28,975,000
Municipal Short Term	—	5,457,153	—	5,457,153
Total Short-Term Securities	—	34,432,153	—	34,432,153
Mutual Funds
Money Market Funds	10,402,055	—	—	10,402,055
Total Mutual Funds	10,402,055	—	—	10,402,055
Total	10,402,055	3,938,053,515	—	3,948,455,570

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 20, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 20, 2014